UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2011

1.808793.107

VIPAM-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.5%
Autoliv, Inc.	37,700	$ 1,828,450
BorgWarner, Inc. (a)	32,400	1,961,172
TRW Automotive Holdings Corp. (a)	72,600	2,376,198
		6,165,820
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	52,743	3,530,780
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	55,400	712,749
Weight Watchers International, Inc.	62,800	3,658,100
		4,370,849
Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc.	61,400	1,423,866
Chipotle Mexican Grill, Inc. (a)	8,100	2,453,895
Panera Bread Co. Class A (a)	48,000	4,989,120
		8,866,881
Household Durables - 0.1%
Gafisa SA sponsored ADR	314,800	1,816,396
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	22,800	4,930,044
Priceline.com, Inc. (a)	8,300	3,730,518
		8,660,562
Media - 0.2%
Focus Media Holding Ltd. ADR (a)(d)	67,600	1,135,004
The Walt Disney Co.	32,500	980,200
		2,115,204
Multiline Retail - 0.5%
Lojas Renner SA	26,000	700,106
Macy's, Inc.	206,600	5,437,712
		6,137,818
Specialty Retail - 0.7%
China ZhengTong Auto Services Holdings Ltd.	566,000	502,378
Tiffany & Co., Inc.	52,300	3,180,886
Vitamin Shoppe, Inc. (a)	21,800	816,192
Williams-Sonoma, Inc.	154,400	4,753,976
		9,253,432
Textiles, Apparel & Luxury Goods - 2.6%
Arezzo Industria e Comercio SA	87,900	887,879
Burberry Group PLC	116,600	2,135,117
Coach, Inc.	95,400	4,944,582
Deckers Outdoor Corp. (a)	97,900	9,130,154
Fossil, Inc. (a)	68,800	5,576,928
LVMH Moet Hennessy - Louis Vuitton	6,679	891,720
Prada SpA	127,500	531,379
PVH Corp.	76,800	4,472,832

	Shares	Value
The Swatch Group AG (Bearer)	2,190	$ 730,403
Vera Bradley, Inc. (d)	69,000	2,487,450
		31,788,444
TOTAL CONSUMER DISCRETIONARY		82,706,186
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Hansen Natural Corp. (a)	42,900	3,744,741
Food & Staples Retailing - 0.1%
Droga Raia SA	43,000	587,507
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	82,700	7,686,138
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	15,200	1,335,168
Hengan International Group Co. Ltd.	341,500	2,727,351
Nu Skin Enterprises, Inc. Class A	21,400	867,128
		4,929,647
TOTAL CONSUMER STAPLES		16,948,033
ENERGY - 6.3%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	118,600	5,474,576
Carbo Ceramics, Inc.	34,800	3,568,044
Halliburton Co.	205,900	6,284,068
McDermott International, Inc. (a)	115,900	1,247,084
Saipem SpA	42,453	1,510,694
Schlumberger Ltd.	155,013	9,258,926
Worleyparsons Ltd.	77,939	1,945,607
		29,288,999
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)	47,697	843,760
Anadarko Petroleum Corp.	25,200	1,588,860
Cabot Oil & Gas Corp.	19,800	1,225,818
Chevron Corp.	108,200	10,010,664
Concho Resources, Inc. (a)	61,200	4,353,768
Continental Resources, Inc. (a)	99,700	4,822,489
CVR Energy, Inc. (a)	102,900	2,175,306
HollyFrontier Corp.	136,300	3,573,786
Kosmos Energy Ltd.	62,000	726,020
Marathon Petroleum Corp.	36,600	990,396
Oasis Petroleum, Inc. (a)	132,400	2,956,492
Occidental Petroleum Corp.	45,100	3,224,650
Pioneer Natural Resources Co.	95,300	6,267,881
Western Refining, Inc. (a)(d)	80,500	1,003,030
Whiting Petroleum Corp. (a)	124,300	4,360,444
		48,123,364
TOTAL ENERGY		77,412,363
Common Stocks - continued
	Shares	Value
FINANCIALS - 0.4%
Capital Markets - 0.3%
Apollo Global Management LLC Class A	341,200	$ 3,493,888
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	93,500	1,258,510
TOTAL FINANCIALS		4,752,398
HEALTH CARE - 3.7%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	61,200	3,920,472
InterMune, Inc. (a)	23,500	474,700
United Therapeutics Corp. (a)	57,200	2,144,428
Vertex Pharmaceuticals, Inc. (a)	107,700	4,796,958
		11,336,558
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	18,300	1,304,424
Volcano Corp. (a)	48,700	1,442,981
		2,747,405
Health Care Providers & Services - 1.6%
Accretive Health, Inc. (a)	80,900	1,717,507
HMS Holdings Corp. (a)	84,900	2,070,711
Humana, Inc.	71,700	5,214,741
UnitedHealth Group, Inc.	119,300	5,502,116
WellPoint, Inc.	73,900	4,824,192
		19,329,267
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	37,800	2,107,973
Pharmaceuticals - 0.8%
Elan Corp. PLC sponsored ADR (a)	296,300	3,120,039
Shire PLC sponsored ADR	31,900	2,996,367
Valeant Pharmaceuticals International, Inc. (Canada)	110,950	4,134,033
		10,250,439
TOTAL HEALTH CARE		45,771,642
INDUSTRIALS - 4.3%
Airlines - 1.6%
Copa Holdings SA Class A	42,800	2,622,356
Delta Air Lines, Inc. (a)	971,725	7,287,938
United Continental Holdings, Inc. (a)	533,270	10,334,773
		20,245,067
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc.	135,158	547,390
Construction & Engineering - 0.4%
Fluor Corp.	92,100	4,287,255
Electrical Equipment - 0.1%
Roper Industries, Inc.	18,200	1,254,162
Machinery - 1.8%
Caterpillar, Inc.	48,200	3,559,088

	Shares	Value
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	512,720	$ 572,946
Cummins, Inc.	52,100	4,254,486
Dover Corp.	47,800	2,227,480
Kennametal, Inc.	101,000	3,306,740
MAN SE	18,160	1,420,674
Parker Hannifin Corp.	53,400	3,371,142
Sandvik AB	33,100	385,758
WABCO Holdings, Inc. (a)	62,500	2,366,250
Weg SA	81,700	812,222
		22,276,786
Professional Services - 0.1%
Qualicorp SA	108,000	803,828
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (a)(e)	59,100	1,134,720
Class A	59,300	1,138,560
Mills Estruturas e Servicos de Engenharia SA	95,400	978,852
		3,252,132
TOTAL INDUSTRIALS		52,666,620
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.9%
Alcatel-Lucent SA sponsored ADR (a)	898,300	2,542,189
HTC Corp.	110,150	2,419,345
Juniper Networks, Inc. (a)	73,400	1,266,884
Polycom, Inc. (a)	125,500	2,305,435
QUALCOMM, Inc.	14,900	724,587
Riverbed Technology, Inc. (a)	98,900	1,974,044
		11,232,484
Computers & Peripherals - 1.8%
Apple, Inc. (a)	56,700	21,612,905
Fusion-io, Inc. (d)	10,100	191,900
		21,804,805
Internet Software & Services - 1.2%
Active Network, Inc. (d)	60,700	895,325
Baidu.com, Inc. sponsored ADR (a)	22,800	2,437,548
Bankrate, Inc.	60,600	921,726
Cornerstone OnDemand, Inc. (d)	66,800	837,672
Facebook, Inc. Class B (a)(h)	8,621	215,525
Google, Inc. Class A (a)	11,700	6,018,246
Renren, Inc. ADR (d)	33,100	168,810
Tencent Holdings Ltd.	129,400	2,683,994
YouKu.com, Inc. ADR (a)(d)	20,200	330,472
		14,509,318
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	88,900	5,574,030
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC sponsored ADR	67,300	1,716,150
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor Holdings I Ltd.	104,400	$ 1,151,532
NXP Semiconductors NV (a)	144,900	2,045,988
		4,913,670
Software - 1.9%
Ariba, Inc. (a)	60,500	1,676,455
Citrix Systems, Inc. (a)	54,100	2,950,073
CommVault Systems, Inc. (a)	23,900	885,734
Informatica Corp. (a)	149,400	6,117,930
RealPage, Inc. (a)	54,500	1,114,525
Rovi Corp. (a)	62,200	2,673,356
salesforce.com, Inc. (a)	22,600	2,582,728
Taleo Corp. Class A (a)	60,900	1,566,348
VMware, Inc. Class A (a)	40,700	3,271,466
		22,838,615
TOTAL INFORMATION TECHNOLOGY		80,872,922
MATERIALS - 2.5%
Chemicals - 2.3%
Celanese Corp. Class A	96,600	3,142,398
CF Industries Holdings, Inc.	46,400	5,725,296
Dow Chemical Co.	165,800	3,723,868
LyondellBasell Industries NV Class A	196,200	4,793,166
Rockwood Holdings, Inc. (a)	72,600	2,445,894
The Mosaic Co.	63,600	3,114,492
Uralkali JSC GDR (Reg. S)	61,300	2,114,850
Westlake Chemical Corp.	105,400	3,613,112
		28,673,076
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	139,900	1,861,686
Vallares PLC	73,100	1,134,476
		2,996,162
TOTAL MATERIALS		31,669,238
TOTAL COMMON STOCKS (Cost $390,097,805)		392,799,402
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (h) (Cost $1,249,902)	27,140	1,249,902
Investment Companies - 1.6%

iShares Barclays TIPS Bond ETF (Cost $18,829,979)	169,950	19,425,285
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0% to .01% 11/25/11 (f) (Cost $2,459,987)	$ 2,460,000	$ 2,459,892
Fixed-Income Funds - 47.2%
	Shares
Fidelity Emerging Markets Debt Central Fund (g)	722,570	6,951,121
Fidelity Floating Rate Central Fund (g)	408,280	38,917,276
Fidelity High Income Central Fund 1 (g)	486,792	44,531,762
Fidelity VIP Investment Grade Central Fund (g)	4,500,081	489,923,866
TOTAL FIXED-INCOME FUNDS (Cost $552,745,459)		580,324,025
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 0.12% (b)	77,826,637	77,826,637
Fidelity Money Market Central Fund, 0.31% (b)	10,364,728	10,364,728
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,985,425	4,985,425
TOTAL MONEY MARKET FUNDS (Cost $93,176,790)		93,176,790
Equity Funds - 12.7%

Domestic Equity Funds - 0.0%
Fidelity Commodity Strategy Central Fund (g)	13,950	147,875
Equity Funds - continued
	Shares	Value
International Equity Funds - 12.7%
Fidelity Emerging Markets Equity Central Fund (g)	131,236	$ 21,866,542
Fidelity International Equity Central Fund (g)	2,326,734	134,601,544
TOTAL INTERNATIONAL EQUITY FUNDS		156,468,086
TOTAL EQUITY FUNDS (Cost $195,305,387)		156,615,961
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,253,865,309)	1,246,051,257
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(16,354,350)
NET ASSETS - 100%	$ 1,229,696,907
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
149 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 8,388,700	$ (178,825)
22 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	1,481,260	(46,829)
281 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	11,806,215	(1,803,096)
TOTAL EQUITY INDEX CONTRACTS		$ 21,676,175	$ (2,028,750)

The face value of futures purchased as a percentage of net assets is 1.8%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,134,720 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,459,892.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,465,427 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 215,930
Michael Kors Holdings Ltd.	7/8/11	$ 1,249,902
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$ 227,252
Fidelity Cash Central Fund	52,964
Fidelity Commodity Strategy Central Fund	368,241
Fidelity Emerging Markets Equity Central Fund	362,908
Fidelity Floating Rate Central Fund	1,577,079
Fidelity High Income Central Fund 1	2,670,372
Fidelity International Equity Central Fund	4,189,488
Fidelity Money Market Central Fund	68,638
Fidelity Securities Lending Cash Central Fund	76,557
Fidelity VIP Investment Grade Central Fund	14,536,399
Total	$ 24,129,898
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 22,829,987	$ 8,254,993	$ 28,415,258	$ 147,875	0.0%
Fidelity Emerging Markets Debt Central Fund	-	7,227,593	-	6,951,121	6.6%
Fidelity Emerging Markets Equity Central Fund	44,864,395	666,588	30,998,645	21,866,542	8.7%
Fidelity Floating Rate Central Fund	45,723,024	1,577,078	6,415,760	38,917,276	1.4%
Fidelity High Income Central Fund 1	52,973,765	2,670,372	8,395,843	44,531,762	8.9%
Fidelity International Equity Central Fund	162,878,293	15,239,336	13,149,388	134,601,544	9.1%
Fidelity VIP Investment Grade Central Fund	494,551,472	29,555,101	51,465,356	489,923,866	12.8%
Total	$ 823,820,936	$ 65,191,061	$ 138,840,250	$ 736,939,986
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 83,956,088	$ 81,672,429	$ 1,033,757	$ 1,249,902
Consumer Staples	16,948,033	14,220,682	2,727,351	-
Energy	77,412,363	75,466,756	1,945,607	-
Financials	4,752,398	4,752,398	-	-
Health Care	45,771,642	45,771,642	-	-
Industrials	52,666,620	52,093,674	572,946	-
Information Technology	80,872,922	75,554,058	5,103,339	215,525
Materials	31,669,238	30,534,762	-	1,134,476
Investment Companies	19,425,285	19,425,285	-	-
U.S. Government and Government Agency Obligations	2,459,892	-	2,459,892	-
Fixed-Income Funds	580,324,025	580,324,025	-	-
Money Market Funds	93,176,790	93,176,790	-	-
Equity Funds	156,615,961	156,615,961	-	-
Total Investments in Securities:	$ 1,246,051,257	$ 1,229,608,462	$ 13,842,892	$ 2,599,903
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,028,750)	$ (2,028,750)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,211,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(48,761)
Cost of Purchases	2,648,664
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,211,550)
Ending Balance	$ 2,599,903
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (48,761)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,240,378,966. Net unrealized appreciation aggregated $5,672,291, of which $115,453,264 related to appreciated investment securities and $109,780,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2011

1.808789.107

VIPAMG-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.7%
Autoliv, Inc.	6,600	$ 320,100
BorgWarner, Inc. (a)	5,700	345,021
TRW Automotive Holdings Corp. (a)	13,000	425,490
		1,090,611
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	9,425	630,939
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	9,900	127,368
Weight Watchers International, Inc.	11,200	652,400
		779,768
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc.	11,300	262,047
Chipotle Mexican Grill, Inc. (a)	1,500	454,425
Panera Bread Co. Class A (a)	8,700	904,278
		1,620,750
Household Durables - 0.2%
Gafisa SA sponsored ADR	56,800	327,736
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	4,100	886,543
Priceline.com, Inc. (a)	1,500	674,190
		1,560,733
Media - 0.2%
Focus Media Holding Ltd. ADR (a)	11,800	198,122
The Walt Disney Co.	6,000	180,960
		379,082
Multiline Retail - 0.7%
Lojas Renner SA	4,800	129,250
Macy's, Inc.	36,900	971,208
		1,100,458
Specialty Retail - 1.1%
China ZhengTong Auto Services Holdings Ltd.	98,000	86,984
Tiffany & Co., Inc.	9,400	571,708
Vitamin Shoppe, Inc. (a)	3,800	142,272
Williams-Sonoma, Inc.	27,600	849,804
		1,650,768
Textiles, Apparel & Luxury Goods - 3.7%
Arezzo Industria e Comercio SA	16,000	161,616
Burberry Group PLC	20,800	380,878
Coach, Inc.	17,000	881,110
Deckers Outdoor Corp. (a)	17,700	1,650,702
Fossil, Inc. (a)	12,900	1,045,674
LVMH Moet Hennessy - Louis Vuitton	1,169	156,074
Prada SpA	23,400	97,524
PVH Corp.	14,400	838,656

	Shares	Value
The Swatch Group AG (Bearer)	410	$ 136,742
Vera Bradley, Inc. (d)	12,300	443,415
		5,792,391
TOTAL CONSUMER DISCRETIONARY		14,933,236
CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Hansen Natural Corp. (a)	7,700	672,133
Food & Staples Retailing - 0.1%
Droga Raia SA	7,000	95,641
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	15,100	1,403,394
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	2,800	245,952
Hengan International Group Co. Ltd.	61,000	487,170
Nu Skin Enterprises, Inc. Class A	3,700	149,924
		883,046
TOTAL CONSUMER STAPLES		3,054,214
ENERGY - 9.0%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	21,400	987,824
Carbo Ceramics, Inc.	6,200	635,686
Halliburton Co.	37,100	1,132,292
McDermott International, Inc. (a)	20,700	222,732
Saipem SpA	7,439	264,717
Schlumberger Ltd.	27,914	1,667,303
Worleyparsons Ltd.	13,929	347,712
		5,258,266
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)	8,155	144,262
Anadarko Petroleum Corp.	4,400	277,420
Cabot Oil & Gas Corp.	3,600	222,876
Chevron Corp.	19,300	1,785,636
Concho Resources, Inc. (a)	11,000	782,540
Continental Resources, Inc. (a)	17,800	860,986
CVR Energy, Inc. (a)	18,400	388,976
HollyFrontier Corp.	24,400	639,768
Kosmos Energy Ltd.	11,100	129,981
Marathon Petroleum Corp.	6,400	173,184
Oasis Petroleum, Inc. (a)(d)	23,700	529,221
Occidental Petroleum Corp.	8,100	579,150
Pioneer Natural Resources Co.	17,200	1,131,244
Western Refining, Inc. (a)(d)	14,400	179,424
Whiting Petroleum Corp. (a)	22,400	785,792
		8,610,460
TOTAL ENERGY		13,868,726
Common Stocks - continued
	Shares	Value
FINANCIALS - 0.5%
Capital Markets - 0.4%
Apollo Global Management LLC Class A	61,000	$ 624,640
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	16,400	220,744
TOTAL FINANCIALS		845,384
HEALTH CARE - 5.3%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	11,000	704,660
InterMune, Inc. (a)	4,300	86,860
United Therapeutics Corp. (a)	10,500	393,645
Vertex Pharmaceuticals, Inc. (a)	19,200	855,168
		2,040,333
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp. (a)	3,200	228,096
Volcano Corp. (a)	8,700	257,781
		485,877
Health Care Providers & Services - 2.2%
Accretive Health, Inc. (a)	14,500	307,835
HMS Holdings Corp. (a)	15,000	365,850
Humana, Inc.	12,800	930,944
UnitedHealth Group, Inc.	21,400	986,968
WellPoint, Inc.	13,200	861,696
		3,453,293
Health Care Technology - 0.3%
SXC Health Solutions Corp. (a)	6,800	379,212
Pharmaceuticals - 1.2%
Elan Corp. PLC sponsored ADR (a)	53,000	558,090
Shire PLC sponsored ADR	5,700	535,401
Valeant Pharmaceuticals International, Inc. (Canada)	19,806	737,978
		1,831,469
TOTAL HEALTH CARE		8,190,184
INDUSTRIALS - 6.1%
Airlines - 2.3%
Copa Holdings SA Class A	7,700	471,779
Delta Air Lines, Inc. (a)	173,700	1,302,750
United Continental Holdings, Inc. (a)	95,285	1,846,623
		3,621,152
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc.	24,821	100,525
Construction & Engineering - 0.5%
Fluor Corp.	16,500	768,075
Electrical Equipment - 0.1%
Roper Industries, Inc.	3,200	220,512
Machinery - 2.6%
Caterpillar, Inc.	8,600	635,024

	Shares	Value
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	92,560	$ 103,433
Cummins, Inc.	9,300	759,438
Dover Corp.	8,500	396,100
Kennametal, Inc.	18,000	589,320
MAN SE	3,177	248,540
Parker Hannifin Corp.	9,500	599,735
Sandvik AB	5,700	66,430
WABCO Holdings, Inc. (a)	11,200	424,032
Weg SA	14,700	146,140
		3,968,192
Professional Services - 0.1%
Qualicorp SA	19,000	141,414
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(e)	10,900	209,280
Class A	10,600	203,520
Mills Estruturas e Servicos de Engenharia SA	17,000	174,429
		587,229
TOTAL INDUSTRIALS		9,407,099
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR (a)	160,500	454,215
HTC Corp.	19,950	438,184
Juniper Networks, Inc. (a)	12,800	220,928
Polycom, Inc. (a)	23,000	422,510
QUALCOMM, Inc.	2,800	136,164
Riverbed Technology, Inc. (a)	18,000	359,280
		2,031,281
Computers & Peripherals - 2.5%
Apple, Inc. (a)	10,100	3,849,921
Fusion-io, Inc.	1,300	24,700
		3,874,621
Internet Software & Services - 1.7%
Active Network, Inc.	10,800	159,300
Baidu.com, Inc. sponsored ADR (a)	4,100	438,331
Bankrate, Inc.	10,800	164,268
Cornerstone OnDemand, Inc.	11,400	142,956
Facebook, Inc. Class B (a)(h)	1,580	39,500
Google, Inc. Class A (a)	2,100	1,080,198
Renren, Inc. ADR (d)	5,600	28,560
Tencent Holdings Ltd.	23,100	479,137
YouKu.com, Inc. ADR (a)(d)	3,700	60,532
		2,592,782
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	16,100	1,009,470
Semiconductors & Semiconductor Equipment - 0.6%
ARM Holdings PLC sponsored ADR	11,800	300,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor Holdings I Ltd.	18,600	$ 205,158
NXP Semiconductors NV (a)	25,900	365,708
		871,766
Software - 2.7%
Ariba, Inc. (a)	11,100	307,581
Citrix Systems, Inc. (a)	9,700	528,941
CommVault Systems, Inc. (a)	4,300	159,358
Informatica Corp. (a)	28,300	1,158,885
RealPage, Inc. (a)	9,700	198,365
Rovi Corp. (a)	11,100	477,078
salesforce.com, Inc. (a)	4,100	468,548
Taleo Corp. Class A (a)	10,700	275,204
VMware, Inc. Class A (a)	7,300	586,774
		4,160,734
TOTAL INFORMATION TECHNOLOGY		14,540,654
MATERIALS - 3.7%
Chemicals - 3.3%
Celanese Corp. Class A	17,300	562,769
CF Industries Holdings, Inc.	8,300	1,024,137
Dow Chemical Co.	29,600	664,816
LyondellBasell Industries NV Class A	35,100	857,493
Rockwood Holdings, Inc. (a)	13,200	444,708
The Mosaic Co.	11,400	558,258
Uralkali JSC GDR (Reg. S)	11,000	379,500
Westlake Chemical Corp.	18,800	644,464
		5,136,145
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	24,500	326,028
Vallares PLC	13,400	207,961
		533,989
TOTAL MATERIALS		5,670,134
TOTAL COMMON STOCKS (Cost $70,191,962)		70,509,631
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (h) (Cost $250,072)	5,430	250,072
Investment Companies - 1.1%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $1,617,639)	14,600	$ 1,668,780
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (f) (Cost $399,998)	$ 400,000	399,982
Fixed-Income Funds - 31.2%
	Shares
Fidelity Emerging Markets Debt Central Fund (g)	92,902	893,716
Fidelity Floating Rate Central Fund (g)	44,278	4,220,562
Fidelity High Income Central Fund 1 (g)	52,523	4,804,796
Fidelity VIP Investment Grade Central Fund (g)	351,935	38,315,147
TOTAL FIXED-INCOME FUNDS (Cost $45,852,370)		48,234,221
Equity Funds - 18.5%

Domestic Equity Funds - 0.0%
Fidelity Commodity Strategy Central Fund (g)	1,800	19,078
International Equity Funds - 18.5%
Fidelity Emerging Markets Equity Central Fund (g)	23,549	3,923,734
Fidelity International Equity Central Fund (g)	426,453	24,670,302
TOTAL INTERNATIONAL EQUITY FUNDS		28,594,036
TOTAL EQUITY FUNDS (Cost $38,635,391)		28,613,114
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	5,471,346	$ 5,471,346
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,081,525	1,081,525
TOTAL MONEY MARKET FUNDS (Cost $6,552,871)		6,552,871
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $163,500,303)	156,228,671
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(1,703,258)
NET ASSETS - 100%	$ 154,525,413
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 1,013,400	$ (21,603)
52 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	2,184,780	(337,284)
TOTAL EQUITY INDEX CONTRACTS		$ 3,198,180	$ (358,887)

The face value of futures purchased as a percentage of net assets is 2.1%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,280 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,982.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $289,572 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 39,574
Michael Kors Holdings Ltd.	7/8/11	$ 250,072
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,278
Fidelity Emerging Markets Debt Central Fund	29,218
Fidelity Commodity Strategy Central Fund	52,898
Fidelity Emerging Markets Equity Central Fund	65,433
Fidelity Floating Rate Central Fund	193,877
Fidelity High Income Central Fund 1	332,873
Fidelity International Equity Central Fund	749,123
Fidelity Securities Lending Cash Central Fund	22,343
Fidelity VIP Investment Grade Central Fund	970,794
Total	$ 2,420,837
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,907,291	$ 1,359,269	$ 3,892,348	$ 19,078	0.0%
Fidelity Emerging Markets Debt Central Fund	-	929,262	-	893,716	0.9%
Fidelity Emerging Markets Equity Central Fund	7,858,662	100,843	2,572,091	3,923,734	1.6%
Fidelity Floating Rate Central Fund	5,416,203	643,953	1,605,810	4,220,562	0.2%
Fidelity High Income Central Fund 1	6,768,440	332,873	1,991,613	4,804,796	1.0%
Fidelity International Equity Central Fund	26,462,332	5,092,737	941,005	24,670,302	1.7%
Fidelity VIP Investment Grade Central Fund	36,250,066	5,189,644	4,397,049	38,315,147	1.0%
Total	$ 85,662,994	$ 13,648,581	$ 15,399,916	$ 76,847,335
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,183,308	$ 14,748,728	$ 184,508	$ 250,072
Consumer Staples	3,054,214	2,567,044	487,170	-
Energy	13,868,726	13,521,014	347,712	-
Financials	845,384	845,384	-	-
Health Care	8,190,184	8,190,184	-	-
Industrials	9,407,099	9,303,666	103,433	-
Information Technology	14,540,654	13,583,833	917,321	39,500
Materials	5,670,134	5,462,173	-	207,961
Investment Companies	1,668,780	1,668,780	-	-
U.S. Treasury Obligations	399,982	-	399,982	-
Fixed-Income Funds	48,234,221	48,234,221	-	-
Money Market Funds	6,552,871	6,552,871	-	-
Equity Funds	28,613,114	28,613,114	-	-
Total Investments in Securities:	$ 156,228,671	$ 153,291,012	$ 2,440,126	$ 497,533
Derivative Instruments:
Liabilities
Futures Contracts	$ (358,887)	$ (358,887)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,941)
Cost of Purchases	506,474
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(223,450)
Ending Balance	$ 497,533
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (8,941)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $163,107,742. Net unrealized depreciation aggregated $6,879,071, of which $15,838,507 related to appreciated investment securities and $22,717,578 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2011

1.822342.106

VIPF2005-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.6%
	Shares	Value
Domestic Equity Funds - 27.6%
VIP Contrafund Portfolio Initial Class	11,045	$ 235,040
VIP Equity-Income Portfolio Initial Class	16,043	276,106
VIP Growth & Income Portfolio Initial Class	24,534	278,949
VIP Growth Portfolio Initial Class	7,925	267,781
VIP Mid Cap Portfolio Initial Class	3,523	97,598
VIP Value Portfolio Initial Class	24,382	232,356
VIP Value Strategies Portfolio Initial Class	11,466	90,354
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,893,980)		1,478,184
International Equity Funds - 9.1%

Developed International Equity Funds - 7.6%
VIP Overseas Portfolio Initial Class	30,260	407,300
Emerging Markets Equity Funds - 1.5%
VIP Emerging Markets Portfolio Initial Class	10,606	79,541
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $689,469)		486,841
Bond Funds - 37.5%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class	48,541	$ 265,518
Investment Grade Bond Funds - 32.6%
VIP Investment Grade Bond Portfolio Initial Class	130,793	1,747,395
TOTAL BOND FUNDS (Cost $1,930,782)		2,012,913
Short-Term Funds - 25.8%

VIP Money Market Portfolio Initial Class (Cost $1,384,158)	1,384,158	1,384,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,898,389)	5,362,096
NET OTHER ASSETS (LIABILITIES) - 0.0%	(48)
NET ASSETS - 100%	$ 5,362,048
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $6,010,950. Net unrealized depreciation aggregated $648,854, of which $126,366 related to appreciated investment securities and $775,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2011

1.822344.106

VIPF2010-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.4%
	Shares	Value
Domestic Equity Funds - 34.4%
VIP Contrafund Portfolio Initial Class	422,302	$ 8,986,576
VIP Equity-Income Portfolio Initial Class	613,877	10,564,821
VIP Growth & Income Portfolio Initial Class	938,720	10,673,250
VIP Growth Portfolio Initial Class	303,572	10,257,707
VIP Mid Cap Portfolio Initial Class	134,672	3,730,423
VIP Value Portfolio Initial Class	932,568	8,887,375
VIP Value Strategies Portfolio Initial Class	439,214	3,461,009
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,423,296)		56,561,161
International Equity Funds - 11.3%

Developed International Equity Funds - 9.5%
VIP Overseas Portfolio Initial Class	1,158,551	15,594,098
Emerging Markets Equity Funds - 1.8%
VIP Emerging Markets Portfolio Initial Class	405,588	3,041,909
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,660,087)		18,636,007
Bond Funds - 42.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,509,419	$ 8,256,521
Investment Grade Bond Funds - 37.6%
VIP Investment Grade Bond Portfolio Initial Class	4,624,663	61,785,495
TOTAL BOND FUNDS (Cost $67,448,722)		70,042,016
Short-Term Funds - 11.7%

VIP Money Market Portfolio Initial Class (Cost $19,352,527)	19,352,527	19,352,527
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $179,884,632)	164,591,711
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27,115)
NET ASSETS - 100%	$ 164,564,596
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $180,829,429. Net unrealized depreciation aggregated $16,237,718, of which $5,393,285 related to appreciated investment securities and $21,631,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2011

1.822346.106

VIPF2015-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Domestic Equity Funds - 35.3%
VIP Contrafund Portfolio Initial Class	250,262	$ 5,325,574
VIP Equity-Income Portfolio Initial Class	363,651	6,258,428
VIP Growth & Income Portfolio Initial Class	556,099	6,322,848
VIP Growth Portfolio Initial Class	179,683	6,071,483
VIP Mid Cap Portfolio Initial Class	79,755	2,209,224
VIP Value Portfolio Initial Class	552,507	5,265,394
VIP Value Strategies Portfolio Initial Class	259,703	2,046,462
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,073,012)		33,499,413
International Equity Funds - 11.6%

Developed International Equity Funds - 9.7%
VIP Overseas Portfolio Initial Class	685,685	9,229,325
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Initial Class	240,162	1,801,219
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,953,040)		11,030,544
Bond Funds - 42.7%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	877,715	$ 4,801,100
Investment Grade Bond Funds - 37.6%
VIP Investment Grade Bond Portfolio Initial Class	2,673,625	35,719,634
TOTAL BOND FUNDS (Cost $38,775,855)		40,520,734
Short-Term Funds - 10.4%

VIP Money Market Portfolio Initial Class (Cost $9,907,542)	9,907,542	9,907,542
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,709,449)	94,958,233
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,795)
NET ASSETS - 100%	$ 94,946,438
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $101,263,021. Net unrealized depreciation aggregated $6,304,788, of which $5,154,498 related to appreciated investment securities and $11,459,286 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2011

1.822349.106

VIPF2020-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.7%
	Shares	Value
Domestic Equity Funds - 41.7%
VIP Contrafund Portfolio Initial Class	1,419,290	$ 30,202,485
VIP Equity-Income Portfolio Initial Class	2,065,568	35,548,424
VIP Growth & Income Portfolio Initial Class	3,157,988	35,906,329
VIP Growth Portfolio Initial Class	1,021,619	34,520,493
VIP Mid Cap Portfolio Initial Class	452,587	12,536,666
VIP Value Portfolio Initial Class	3,135,255	29,878,977
VIP Value Strategies Portfolio Initial Class	1,477,683	11,644,143
TOTAL DOMESTIC EQUITY FUNDS (Cost $212,647,643)		190,237,517
International Equity Funds - 13.7%

Developed International Equity Funds - 11.5%
VIP Overseas Portfolio Initial Class	3,900,307	52,498,133
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Initial Class	1,367,390	10,255,425
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,300,386)		62,753,558
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.5%
VIP High Income Portfolio Initial Class	5,432,600	$ 29,716,323
Investment Grade Bond Funds - 33.1%
VIP Investment Grade Bond Portfolio Initial Class	11,320,810	151,246,020
TOTAL BOND FUNDS (Cost $175,826,747)		180,962,343
Short-Term Funds - 5.0%

VIP Money Market Portfolio Initial Class (Cost $22,643,487)	22,643,487	22,643,487
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $489,418,263)	456,596,905
NET OTHER ASSETS (LIABILITIES) - 0.0%	(116,335)
NET ASSETS - 100%	$ 456,480,570
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $491,558,600. Net unrealized depreciation aggregated $34,961,695, of which $19,296,499 related to appreciated investment securities and $54,258,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2011

1.822350.106

VIPF2025-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 49.6%
VIP Contrafund Portfolio Initial Class	157,918	$ 3,360,504
VIP Equity-Income Portfolio Initial Class	229,765	3,954,264
VIP Growth & Income Portfolio Initial Class	351,323	3,994,537
VIP Growth Portfolio Initial Class	113,578	3,837,792
VIP Mid Cap Portfolio Initial Class	50,228	1,391,304
VIP Value Portfolio Initial Class	348,775	3,323,830
VIP Value Strategies Portfolio Initial Class	163,787	1,290,645
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,066,808)		21,152,876
International Equity Funds - 16.3%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Initial Class	433,313	5,832,392
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Initial Class	151,816	1,138,622
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,793,658)		6,971,014
Bond Funds - 33.9%
	Shares	Value
High Yield Bond Funds - 7.8%
VIP High Income Portfolio Initial Class	604,467	$ 3,306,436
Investment Grade Bond Funds - 26.1%
VIP Investment Grade Bond Portfolio Initial Class	833,689	11,138,078
TOTAL BOND FUNDS (Cost $14,250,107)		14,444,514
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (Cost $94,921)	94,921	94,921
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $47,205,494)	42,663,325
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,220)
NET ASSETS - 100%	$ 42,658,105
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $47,501,913. Net unrealized depreciation aggregated $4,838,588, of which $1,394,177 related to appreciated investment securities and $6,232,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2011

1.822347.106

VIPF2030-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Initial Class	420,029	$ 8,938,219
VIP Equity-Income Portfolio Initial Class	610,560	10,507,730
VIP Growth & Income Portfolio Initial Class	933,529	10,614,230
VIP Growth Portfolio Initial Class	301,852	10,199,592
VIP Mid Cap Portfolio Initial Class	133,744	3,704,696
VIP Value Portfolio Initial Class	927,797	8,841,906
VIP Value Strategies Portfolio Initial Class	436,318	3,438,190
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,718,836)		56,244,563
International Equity Funds - 17.3%

Developed International Equity Funds - 14.5%
VIP Overseas Portfolio Initial Class	1,153,316	15,523,629
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Initial Class	403,241	3,024,309
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,947,376)		18,547,938
Bond Funds - 30.2%
	Shares	Value
High Yield Bond Funds - 7.8%
VIP High Income Portfolio Initial Class	1,531,173	$ 8,375,515
Investment Grade Bond Funds - 22.4%
VIP Investment Grade Bond Portfolio Initial Class	1,797,471	24,014,205
TOTAL BOND FUNDS (Cost $31,908,323)		32,389,720
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $121,574,535)		107,182,221
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25,495)
NET ASSETS - 100%		$ 107,156,726
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $122,756,287. Net unrealized depreciation aggregated $15,574,066, of which $3,740,998 related to appreciated investment securities and $19,315,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2035 Portfolio

September 30, 2011

1.903281.102

VF-2035-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Domestic Equity Funds - 60.5%
VIP Contrafund Portfolio Initial Class	1,901	$ 40,459
VIP Equity-Income Portfolio Initial Class	2,766	47,600
VIP Growth & Income Portfolio Initial Class	4,230	48,098
VIP Growth Portfolio Initial Class	1,364	46,086
VIP Mid Cap Portfolio Initial Class	605	16,759
VIP Value Portfolio Initial Class	4,194	39,969
VIP Value Strategies Portfolio Initial Class	1,960	15,444
TOTAL DOMESTIC EQUITY FUNDS (Cost $187,431)		254,415
International Equity Funds - 19.8%

Developed International Equity Funds - 16.6%
VIP Overseas Portfolio Initial Class	5,187	69,814
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Initial Class	1,806	13,543
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,666)		83,357
Bond Funds - 19.7%
	Shares	Value
High Yield Bond Funds - 8.0%
VIP High Income Portfolio Initial Class	6,133	$ 33,547
Investment Grade Bond Funds - 11.7%
VIP Investment Grade Bond Portfolio Initial Class	3,674	49,088
TOTAL BOND FUNDS (Cost $71,814)		82,635
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $335,911)		420,407
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63)
NET ASSETS - 100%		$ 420,344
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $336,455. Net unrealized appreciation aggregated $83,952, of which $92,781 related to appreciated investment securities and $8,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2040 Portfolio

September 30, 2011

1.903283.102

VF-2040-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Domestic Equity Funds - 61.2%
VIP Contrafund Portfolio Initial Class	11,541	$ 245,599
VIP Equity-Income Portfolio Initial Class	16,788	288,930
VIP Growth & Income Portfolio Initial Class	25,665	291,814
VIP Growth Portfolio Initial Class	8,303	280,574
VIP Mid Cap Portfolio Initial Class	3,674	101,783
VIP Value Portfolio Initial Class	25,497	242,988
VIP Value Strategies Portfolio Initial Class	12,001	94,566
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,700,850)		1,546,254
International Equity Funds - 20.2%

Developed International Equity Funds - 16.9%
VIP Overseas Portfolio Initial Class	31,712	426,847
Emerging Markets Equity Funds - 3.3%
VIP Emerging Markets Portfolio Initial Class	11,119	83,394
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $626,138)		510,241
Bond Funds - 18.6%
	Shares	Value
High Yield Bond Funds - 8.5%
VIP High Income Portfolio Initial Class	39,555	$ 216,367
Investment Grade Bond Funds - 10.1%
VIP Investment Grade Bond Portfolio Initial Class	19,048	254,482
TOTAL BOND FUNDS (Cost $462,541)		470,849
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,789,529)	2,527,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19)
NET ASSETS - 100%	$ 2,527,325
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $2,808,004. Net unrealized depreciation aggregated $280,660, of which $106,797 related to appreciated investment securities and $387,457 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2045 Portfolio

September 30, 2011

1.903285.102

VF-2045-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 62.9%
VIP Contrafund Portfolio Initial Class	1,418	$ 30,167
VIP Equity-Income Portfolio Initial Class	2,063	35,499
VIP Growth & Income Portfolio Initial Class	3,155	35,868
VIP Growth Portfolio Initial Class	1,017	34,365
VIP Mid Cap Portfolio Initial Class	452	12,512
VIP Value Portfolio Initial Class	3,128	29,808
VIP Value Strategies Portfolio Initial Class	1,464	11,536
TOTAL DOMESTIC EQUITY FUNDS (Cost $129,986)		189,755
International Equity Funds - 20.6%

Developed International Equity Funds - 17.3%
VIP Overseas Portfolio Initial Class	3,872	52,116
Emerging Markets Equity Funds - 3.3%
VIP Emerging Markets Portfolio Initial Class	1,350	10,127
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $52,678)		62,243
Bond Funds - 16.5%
	Shares	Value
High Yield Bond Funds - 10.7%
VIP High Income Portfolio Initial Class	5,894	$ 32,240
Investment Grade Bond Funds - 5.8%
VIP Investment Grade Bond Portfolio Initial Class	1,325	17,708
TOTAL BOND FUNDS (Cost $40,728)		49,948
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $223,392)	301,946
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36)
NET ASSETS - 100%	$ 301,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $223,482. Net unrealized appreciation aggregated $78,464, of which $80,260 related to appreciated investment securities and $1,796 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2050 Portfolio

September 30, 2011

1.903287.102

VF-2050-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Domestic Equity Funds - 65.9%
VIP Contrafund Portfolio Initial Class	2,293	$ 48,801
VIP Equity-Income Portfolio Initial Class	3,335	57,387
VIP Growth & Income Portfolio Initial Class	5,099	57,975
VIP Growth Portfolio Initial Class	1,648	55,699
VIP Mid Cap Portfolio Initial Class	730	20,209
VIP Value Portfolio Initial Class	5,065	48,266
VIP Value Strategies Portfolio Initial Class	2,378	18,735
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,420)		307,072
International Equity Funds - 21.7%

Developed International Equity Funds - 18.2%
VIP Overseas Portfolio Initial Class	6,283	84,564
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Initial Class	2,197	16,474
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $97,398)		101,038
Bond Funds - 12.4%
	Shares	Value
High Yield Bond Funds - 10.7%
VIP High Income Portfolio Initial Class	9,127	$ 49,924
Investment Grade Bond Funds - 1.7%
VIP Investment Grade Bond Portfolio Initial Class	601	8,024
TOTAL BOND FUNDS (Cost $50,553)		57,948
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $410,371)		466,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34)
NET ASSETS - 100%		$ 466,024
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $412,864. Net unrealized appreciation aggregated $53,194, of which $73,805 related to appreciated investment securities and $20,611 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2011

1.822341.106

VIPFINC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.3%
	Shares	Value
Domestic Equity Funds - 13.3%
VIP Contrafund Portfolio Initial Class	20,031	$ 426,268
VIP Equity-Income Portfolio Initial Class	29,124	501,226
VIP Growth & Income Portfolio Initial Class	44,556	506,603
VIP Growth Portfolio Initial Class	14,385	486,072
VIP Mid Cap Portfolio Initial Class	6,350	175,897
VIP Value Portfolio Initial Class	44,199	421,218
VIP Value Strategies Portfolio Initial Class	20,624	162,517
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,338,785)		2,679,801
International Equity Funds - 4.4%

Developed International Equity Funds - 3.7%
VIP Overseas Portfolio Initial Class	55,511	747,173
Emerging Markets Equity Funds - 0.7%
VIP Emerging Markets Portfolio Initial Class	19,447	145,849
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $964,883)		893,022
Bond Funds - 41.1%
	Shares	Value
High Yield Bond Funds - 4.8%
VIP High Income Portfolio Initial Class	177,551	$ 971,202
Investment Grade Bond Funds - 36.3%
VIP Investment Grade Bond Portfolio Initial Class	549,522	7,341,619
TOTAL BOND FUNDS (Cost $7,923,053)		8,312,821
Short-Term Funds - 41.4%

VIP Money Market Portfolio Initial Class (Cost $8,355,545)	8,355,545	8,355,545
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $20,582,266)	20,241,189
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(30,400)
NET ASSETS - 100%	$ 20,210,789
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $20,680,571. Net unrealized depreciation aggregated $439,382, of which $537,515 related to appreciated investment securities and $976,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2011

1.822343.106

VIPFLI-I-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Domestic Equity Funds - 28.8%
VIP Contrafund Portfolio Investor Class	21,059	$ 446,233
VIP Equity-Income Portfolio Investor Class	30,508	523,206
VIP Growth & Income Portfolio Investor Class	46,642	528,919
VIP Growth Portfolio Investor Class	15,283	514,881
VIP Mid Cap Portfolio Investor Class	6,622	182,694
VIP Value Portfolio Investor Class	46,007	437,989
VIP Value Strategies Portfolio Investor Class	21,716	170,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,690,841)		2,804,175
International Equity Funds - 9.4%

Developed International Equity Funds - 7.9%
VIP Overseas Portfolio Investor Class R	57,718	774,574
Emerging Markets Equity Funds - 1.5%
VIP Emerging Markets Portfolio Investor Class R	19,327	144,569
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,299,356)		919,143
Bond Funds - 45.8%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	89,290	$ 487,526
Investment Grade Bond Funds - 40.8%
VIP Investment Grade Bond Portfolio Investor Class	298,443	3,975,267
TOTAL BOND FUNDS (Cost $4,328,734)		4,462,793
Short-Term Funds - 16.0%

VIP Money Market Portfolio Investor Class (Cost $1,556,404)	1,556,404	1,556,404
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,875,335)	9,742,515
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 9,742,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $10,926,773. Net unrealized depreciation aggregated $1,184,258, of which $215,621 related to appreciated investment securities and $1,399,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2011

1.822345.106

VIPFLI-II-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
Domestic Equity Funds - 33.1%
VIP Contrafund Portfolio Investor Class	38,601	$ 817,957
VIP Equity-Income Portfolio Investor Class	55,915	958,943
VIP Growth & Income Portfolio Investor Class	85,529	969,897
VIP Growth Portfolio Investor Class	28,009	943,613
VIP Mid Cap Portfolio Investor Class	12,151	335,235
VIP Value Portfolio Investor Class	84,270	802,255
VIP Value Strategies Portfolio Investor Class	39,808	312,095
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,921,908)		5,139,995
International Equity Funds - 10.8%

Developed International Equity Funds - 9.1%
VIP Overseas Portfolio Investor Class R	105,635	1,417,623
Emerging Markets Equity Funds - 1.7%
VIP Emerging Markets Portfolio Investor Class R	35,434	265,048
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,532,959)		1,682,671
Bond Funds - 47.0%
	Shares	Value
High Yield Bond Funds - 5.3%
VIP High Income Portfolio Investor Class	151,521	$ 827,306
Investment Grade Bond Funds - 41.7%
VIP Investment Grade Bond Portfolio Investor Class	486,303	6,477,560
TOTAL BOND FUNDS (Cost $7,085,060)		7,304,866
Short-Term Funds - 9.1%

VIP Money Market Portfolio Investor Class (Cost $1,417,816)	1,417,816	1,417,816
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,957,743)	15,545,348
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100%	$ 15,545,349
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $18,100,479. Net unrealized depreciation aggregated $2,555,131, of which $347,282 related to appreciated investment securities and $2,902,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2011

1.822348.106

VIPFLI-III-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
Domestic Equity Funds - 50.2%
VIP Contrafund Portfolio Investor Class	24,352	$ 516,013
VIP Equity-Income Portfolio Investor Class	35,293	605,268
VIP Growth & Income Portfolio Investor Class	53,956	611,865
VIP Growth Portfolio Investor Class	17,726	597,183
VIP Mid Cap Portfolio Investor Class	7,647	210,993
VIP Value Portfolio Investor Class	53,198	506,443
VIP Value Strategies Portfolio Investor Class	25,140	197,101
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,268,098)		3,244,866
International Equity Funds - 16.5%

Developed International Equity Funds - 13.9%
VIP Overseas Portfolio Investor Class R	67,091	900,355
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Investor Class R	22,260	166,503
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,551,637)		1,066,858
Bond Funds - 33.3%
	Shares	Value
High Yield Bond Funds - 7.9%
VIP High Income Portfolio Investor Class	93,808	$ 512,192
Investment Grade Bond Funds - 25.4%
VIP Investment Grade Bond Portfolio Investor Class	122,903	1,637,072
TOTAL BOND FUNDS (Cost $2,135,232)		2,149,264
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,954,967)		6,460,988
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 6,460,987
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $8,024,071. Net unrealized depreciation aggregated $1,563,083, of which $107,736 related to appreciated investment securities and $1,670,819 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels:Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2011

1.837319.105

VF20-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 17.5%
	Shares	Value
Domestic Equity Funds - 13.6%
Fidelity 130/30 Large Cap Fund (a)	2,952	$ 18,566
Fidelity Air Transportation Portfolio	7,013	235,487
Fidelity Automotive Portfolio	7,438	225,755
Fidelity Banking Portfolio (a)	195,968	2,676,925
Fidelity Biotechnology Portfolio (a)	1,153	87,012
Fidelity Blue Chip Growth Fund	500	19,791
Fidelity Brokerage & Investment Management Portfolio	13,913	519,236
Fidelity Chemicals Portfolio	18,085	1,471,962
Fidelity Commodity Strategy Fund	1,164	9,734
Fidelity Communications Equipment Portfolio (a)	44,139	908,373
Fidelity Computers Portfolio (a)	23,904	1,182,057
Fidelity Construction & Housing Portfolio	17,837	516,216
Fidelity Consumer Discretionary Portfolio	185,619	3,894,281
Fidelity Consumer Finance Portfolio	104,381	1,083,480
Fidelity Consumer Staples Portfolio	96,185	6,525,189
Fidelity Contrafund	3,261	203,430
Fidelity Defense & Aerospace Portfolio	1,192	82,993
Fidelity Disciplined Equity Fund	2,042	39,819
Fidelity Dividend Growth Fund	17,809	415,474
Fidelity Electronics Portfolio	41,585	1,736,572
Fidelity Energy Portfolio	63,037	2,697,344
Fidelity Energy Service Portfolio (a)	7,082	393,545
Fidelity Environmental & Alternative Energy Portfolio	10,770	154,554
Fidelity Equity-Income Fund	670	24,919
Fidelity Equity-Income II Fund	685	10,498
Fidelity Financial Services Portfolio	11,767	528,349
Fidelity Fund	642	18,691
Fidelity Global Commodity Stock Fund	14,973	194,946
Fidelity Gold Portfolio	174,061	7,923,238
Fidelity Growth Company Fund	1,100	85,486
Fidelity Health Care Portfolio	39,436	4,833,284
Fidelity Independence Fund (a)	309	6,166
Fidelity Industrial Equipment Portfolio	55,851	1,500,715
Fidelity Industrials Portfolio	104,138	2,010,901
Fidelity Insurance Portfolio	61,750	2,429,257
Fidelity IT Services Portfolio	59,898	1,153,639
Fidelity Large Cap Stock Fund	13,289	204,392
Fidelity Large Cap Value Fund	9,788	90,046
Fidelity Leisure Portfolio	3,104	258,668
Fidelity Leveraged Company Stock Fund	193	4,255
Fidelity Magellan Fund	375	21,982
Fidelity Materials Portfolio	777	41,541
Fidelity Medical Delivery Portfolio (a)	31,868	1,561,544
Fidelity Medical Equipment & Systems Portfolio	13,627	360,443
Fidelity Mega Cap Stock Fund	85,542	770,737
Fidelity Mid-Cap Stock Fund	2,038	50,035
Fidelity Multimedia Portfolio	22,308	850,589
Fidelity Natural Resources Portfolio	3,135	87,078

	Shares	Value
Fidelity Pharmaceuticals Portfolio	161,990	$ 2,003,816
Fidelity Real Estate Investment Portfolio	60,883	1,455,103
Fidelity Retailing Portfolio	13,567	678,463
Fidelity Small Cap Growth Fund	8,093	107,235
Fidelity Small Cap Stock Fund	3,102	45,482
Fidelity Small Cap Value Fund	13,651	163,807
Fidelity Software & Computer Services Portfolio	39,691	3,012,162
Fidelity Technology Portfolio (a)	37,734	3,103,624
Fidelity Telecom and Utilities Fund	158,124	2,567,936
Fidelity Telecommunications Portfolio	43,177	1,808,241
Fidelity Transportation Portfolio	10,209	455,023
Fidelity Utilities Portfolio	19,438	991,737
Spartan Extended Market Index Fund Investor Class	6,109	195,489
Spartan Total Market Index Fund Investor Class	3,333	109,074
VIP Mid Cap Portfolio Investor Class	79	2,182
TOTAL DOMESTIC EQUITY FUNDS		66,818,568
International Equity Funds - 3.9%
Fidelity Canada Fund	9,919	478,675
Fidelity Diversified International Fund	46,064	1,141,930
Fidelity Emerging Asia Fund	90,579	2,211,938
Fidelity Emerging Markets Fund	8,495	169,654
Fidelity International Capital Appreciation Fund	10,386	108,014
Fidelity International Discovery Fund	14,678	397,189
Fidelity International Real Estate Fund	30,890	213,144
Fidelity International Small Cap Fund	31,234	565,654
Fidelity International Small Cap Opportunities Fund	224,640	2,017,271
Fidelity International Value Fund	276,127	1,800,350
Fidelity Japan Fund	43,877	421,217
Fidelity Japan Smaller Companies Fund	88,501	761,995
Fidelity Nordic Fund	60,898	1,609,540
Fidelity Overseas Fund	423	10,909
Fidelity Pacific Basin Fund	39,733	846,314
Spartan International Index Fund Investor Class	209,203	6,204,965
TOTAL INTERNATIONAL EQUITY FUNDS		18,958,759
TOTAL EQUITY FUNDS (Cost $85,636,116)		85,777,327
Fixed-Income Funds - 58.4%

Fixed-Income Funds - 58.4%
Fidelity Floating Rate High Income Fund	1,545,157	14,617,184
Fidelity Focused High Income Fund	156,062	1,367,101
Fidelity High Income Fund	1,261,165	10,467,673
Fidelity New Markets Income Fund	295,617	4,546,584
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity Real Estate Income Fund	217,666	$ 2,154,889
Spartan U.S. Bond Index Fund Investor Class	21,447,334	253,293,010
TOTAL FIXED-INCOME FUNDS (Cost $271,634,554)		286,446,441
Money Market Funds - 24.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	13,163,617	$ 13,163,617
Fidelity Institutional Prime Money Market Portfolio Class I	92,401,014	92,401,014
Fidelity Select Money Market Portfolio	12,947,105	12,947,105
TOTAL MONEY MARKET FUNDS (Cost $118,511,736)		118,511,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $475,782,406)	490,735,504
NET OTHER ASSETS (LIABILITIES) - 0.0%	(82,046)
NET ASSETS - 100%	$ 490,653,458
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $476,120,502. Net unrealized appreciation aggregated $14,615,002, of which $23,330,065 related to appreciated investment securities and $8,715,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2011

1.837320.105

VF50-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 32.5%
Fidelity 130/30 Large Cap Fund (a)	11,814	$ 74,313
Fidelity Air Transportation Portfolio	26,665	895,397
Fidelity Automotive Portfolio	47,765	1,449,677
Fidelity Banking Portfolio (a)	491,468	6,713,457
Fidelity Biotechnology Portfolio (a)	32,641	2,462,417
Fidelity Blue Chip Growth Fund	59,107	2,338,870
Fidelity Brokerage & Investment Management Portfolio	59,546	2,222,274
Fidelity Chemicals Portfolio	29,856	2,429,995
Fidelity Commodity Strategy Fund	1,164	9,734
Fidelity Communications Equipment Portfolio (a)	57,480	1,182,933
Fidelity Computers Portfolio (a)	113,834	5,629,105
Fidelity Construction & Housing Portfolio	76,017	2,199,940
Fidelity Consumer Discretionary Portfolio	295,385	6,197,170
Fidelity Consumer Finance Portfolio	32,355	335,845
Fidelity Consumer Staples Portfolio	337,862	22,920,582
Fidelity Contrafund	12,485	778,917
Fidelity Defense & Aerospace Portfolio	4,709	327,937
Fidelity Disciplined Equity Fund	12,593	245,572
Fidelity Dividend Growth Fund	246,326	5,746,795
Fidelity Electronics Portfolio	73,148	3,054,670
Fidelity Energy Portfolio	245,728	10,514,692
Fidelity Energy Service Portfolio (a)	80,422	4,469,059
Fidelity Environmental & Alternative Energy Portfolio	87,771	1,259,516
Fidelity Equity-Income Fund	1,487	55,305
Fidelity Equity-Income II Fund	515	7,888
Fidelity Financial Services Portfolio	154,315	6,928,761
Fidelity Fund	16,158	470,365
Fidelity Global Commodity Stock Fund	27,432	357,158
Fidelity Gold Portfolio	222,288	10,118,551
Fidelity Growth Company Fund	68,423	5,316,430
Fidelity Health Care Portfolio	47,863	5,866,132
Fidelity Independence Fund (a)	974	19,421
Fidelity Industrial Equipment Portfolio	187,931	5,049,694
Fidelity Industrials Portfolio	420,419	8,118,297
Fidelity Insurance Portfolio	176,029	6,924,967
Fidelity IT Services Portfolio	182,388	3,512,784
Fidelity Large Cap Stock Fund	90,256	1,388,136
Fidelity Large Cap Value Fund	31,300	287,961
Fidelity Leisure Portfolio	30,979	2,581,756
Fidelity Leveraged Company Stock Fund	757	16,724
Fidelity Magellan Fund	2,829	165,695
Fidelity Materials Portfolio	2,673	142,971
Fidelity Medical Delivery Portfolio (a)	137,017	6,713,855
Fidelity Medical Equipment & Systems Portfolio	21,201	560,754
Fidelity Mega Cap Stock Fund	181,594	1,636,164
Fidelity Mid Cap Value Fund	18,742	253,200
Fidelity Mid-Cap Stock Fund	5,508	135,223
Fidelity Multimedia Portfolio	73,548	2,804,402
Fidelity Nasdaq Composite Index Fund	10,173	327,862

	Shares	Value
Fidelity Natural Resources Portfolio	13,715	$ 381,007
Fidelity Pharmaceuticals Portfolio	784,540	9,704,756
Fidelity Real Estate Investment Portfolio	115,160	2,752,317
Fidelity Retailing Portfolio	47,830	2,391,964
Fidelity Small Cap Growth Fund	3,925	52,000
Fidelity Small Cap Stock Fund	7,639	111,984
Fidelity Small Cap Value Fund	8,417	101,000
Fidelity Software & Computer Services Portfolio	83,541	6,339,929
Fidelity Technology Portfolio (a)	243,629	20,038,445
Fidelity Telecom and Utilities Fund	341,213	5,541,302
Fidelity Telecommunications Portfolio	105,999	4,439,232
Fidelity Transportation Portfolio	48,980	2,183,042
Fidelity Utilities Portfolio	92,422	4,715,396
Spartan 500 Index Fund Investor Class	2,810	113,091
Spartan Extended Market Index Fund Investor Class	246,203	7,878,507
Spartan Total Market Index Fund Investor Class	277,953	9,097,400
VIP Mid Cap Portfolio Investor Class	63,337	1,747,461
TOTAL DOMESTIC EQUITY FUNDS		230,808,156
International Equity Funds - 12.4%
Fidelity Canada Fund	67,144	3,240,346
Fidelity China Region Fund	28,512	701,957
Fidelity Diversified International Fund	71,495	1,772,355
Fidelity Emerging Asia Fund	181,671	4,436,399
Fidelity Emerging Markets Fund	114,175	2,280,065
Fidelity International Capital Appreciation Fund	263,723	2,742,716
Fidelity International Discovery Fund	44,703	1,209,653
Fidelity International Real Estate Fund	135,528	935,141
Fidelity International Small Cap Fund	89,309	1,617,391
Fidelity International Small Cap Opportunities Fund	642,891	5,773,163
Fidelity International Value Fund	595,837	3,884,858
Fidelity Japan Fund	194,904	1,871,078
Fidelity Japan Smaller Companies Fund	285,387	2,457,182
Fidelity Nordic Fund	210,202	5,555,637
Fidelity Overseas Fund	279	7,192
Fidelity Pacific Basin Fund	289,181	6,159,561
Spartan International Index Fund Investor Class	1,474,211	43,725,111
TOTAL INTERNATIONAL EQUITY FUNDS		88,369,805
TOTAL EQUITY FUNDS (Cost $299,897,092)		319,177,961
Fixed-Income Funds - 48.3%

Fixed-Income Funds - 48.3%
Fidelity Floating Rate High Income Fund	2,256,705	21,348,427
Fidelity Focused High Income Fund	346,186	3,032,592
Fidelity High Income Fund	2,097,467	17,408,976
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity New Markets Income Fund	332,779	$ 5,118,142
Fidelity Real Estate Income Fund	316,918	3,137,484
Spartan U.S. Bond Index Fund Investor Class	24,884,322	293,883,842
TOTAL FIXED-INCOME FUNDS (Cost $324,325,738)		343,929,463
Money Market Funds - 6.8%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I	38,063,048	$ 38,063,048
Fidelity Select Money Market Portfolio	10,202,784	10,202,784
TOTAL MONEY MARKET FUNDS (Cost $48,265,832)		48,265,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $672,488,662)		711,373,256
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122,508)
NET ASSETS - 100%		$ 711,250,748
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $673,223,946. Net unrealized appreciation aggregated $38,149,310, of which $62,968,670 related to appreciated investment securities and $24,819,360 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2011

1.856868.104

VIPFM-60-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 39.6%
Fidelity 130/30 Large Cap Fund (a)	7,135	$ 44,877
Fidelity Air Transportation Portfolio	123,763	4,155,960
Fidelity Automotive Portfolio	265,752	8,065,573
Fidelity Banking Portfolio (a)	3,242,448	44,291,844
Fidelity Biotechnology Portfolio (a)	12,393	934,943
Fidelity Blue Chip Growth Fund	75,458	2,985,873
Fidelity Brokerage & Investment Management Portfolio	112,577	4,201,366
Fidelity Chemicals Portfolio	365,762	29,769,331
Fidelity Commodity Strategy Fund	1,228	10,270
Fidelity Communications Equipment Portfolio (a)	848,786	17,468,020
Fidelity Computers Portfolio (a)	574,851	28,426,405
Fidelity Construction & Housing Portfolio	251,633	7,282,247
Fidelity Consumer Discretionary Portfolio	2,898,263	60,805,555
Fidelity Consumer Finance Portfolio	1,549,691	16,085,794
Fidelity Consumer Staples Portfolio	2,334,064	158,342,869
Fidelity Contrafund	8,975	559,937
Fidelity Defense & Aerospace Portfolio	38,500	2,681,171
Fidelity Disciplined Equity Fund	4,464	87,057
Fidelity Dividend Growth Fund	1,318,906	30,770,087
Fidelity Electronics Portfolio	301,171	12,576,894
Fidelity Energy Portfolio	1,339,527	57,318,380
Fidelity Energy Service Portfolio (a)	706,956	39,285,524
Fidelity Environmental & Alternative Energy Portfolio	88,070	1,263,803
Fidelity Equity-Income Fund	8,593	319,575
Fidelity Equity-Income II Fund	4,898	75,094
Fidelity Financial Services Portfolio	779,129	34,982,901
Fidelity Fund	1,836	53,444
Fidelity Global Commodity Stock Fund	661,915	8,618,134
Fidelity Gold Portfolio	1,530,634	69,674,467
Fidelity Growth Company Fund	240,312	18,672,254
Fidelity Health Care Portfolio	679,426	83,270,493
Fidelity Independence Fund (a)	2,122	42,297
Fidelity Industrial Equipment Portfolio	1,660,099	44,606,871
Fidelity Industrials Portfolio	2,546,536	49,173,603
Fidelity Insurance Portfolio	1,377,797	54,202,522
Fidelity IT Services Portfolio	1,012,120	19,493,429
Fidelity Large Cap Stock Fund	1,713,469	26,353,146
Fidelity Large Cap Value Fund	27,567	253,616
Fidelity Leisure Portfolio	160,117	13,344,122
Fidelity Leveraged Company Stock Fund	57,376	1,266,858
Fidelity Magellan Fund	2,866	167,897
Fidelity Materials Portfolio	108,348	5,795,556
Fidelity Medical Delivery Portfolio (a)	351,513	17,224,156
Fidelity Medical Equipment & Systems Portfolio	335,744	8,880,432
Fidelity Mega Cap Stock Fund	3,019,287	27,203,778
Fidelity Mid Cap Value Fund	5,547	74,937
Fidelity Multimedia Portfolio	561,838	21,422,867

	Shares	Value
Fidelity Natural Resources Portfolio	32,386	$ 899,691
Fidelity Pharmaceuticals Portfolio	3,324,654	41,125,965
Fidelity Real Estate Investment Portfolio	540,893	12,927,348
Fidelity Retailing Portfolio	169,196	8,461,503
Fidelity Small Cap Growth Fund	139,741	1,851,565
Fidelity Small Cap Value Fund	24,855	298,262
Fidelity Software & Computer Services Portfolio	560,126	42,507,949
Fidelity Stock Selector All Cap Fund	4,389	97,486
Fidelity Technology Portfolio (a)	1,404,775	115,542,778
Fidelity Telecom and Utilities Fund	1,369,997	22,248,745
Fidelity Telecommunications Portfolio	991,619	41,529,019
Fidelity Transportation Portfolio	284,183	12,666,020
Fidelity Utilities Portfolio	937,643	47,838,540
Fidelity Value Fund	4,035	230,581
Spartan 500 Index Fund Investor Class	2,219	89,283
Spartan Total Market Index Fund Investor Class	677,998	22,190,880
VIP Mid Cap Portfolio Investor Class	140,092	3,865,130
TOTAL DOMESTIC EQUITY FUNDS		1,406,956,974
International Equity Funds - 14.7%
Fidelity Canada Fund	274,712	13,257,583
Fidelity China Region Fund	113,353	2,790,746
Fidelity Diversified International Fund	451,888	11,202,305
Fidelity Emerging Asia Fund	1,023,200	24,986,546
Fidelity Emerging Markets Fund	476,183	9,509,366
Fidelity International Capital Appreciation Fund	1,012,811	10,533,234
Fidelity International Discovery Fund	5,828,187	157,710,741
Fidelity International Real Estate Fund	161,187	1,112,190
Fidelity International Small Cap Fund	810,095	14,670,820
Fidelity International Small Cap Opportunities Fund	3,336,371	29,960,610
Fidelity International Value Fund	4,196,647	27,362,139
Fidelity Japan Fund	1,801,391	17,293,349
Fidelity Japan Smaller Companies Fund	2,246,573	19,342,998
Fidelity Nordic Fund	1,480,736	39,135,841
Fidelity Overseas Fund	1,143	29,458
Fidelity Pacific Basin Fund	1,440,896	30,691,079
Spartan International Index Fund Investor Class	3,882,426	115,152,765
TOTAL INTERNATIONAL EQUITY FUNDS		524,741,770
TOTAL EQUITY FUNDS (Cost $1,932,777,513)		1,931,698,744
Fixed-Income Funds - 42.4%

Fixed-Income Funds - 42.4%
Fidelity Floating Rate High Income Fund	9,391,360	88,842,266
Fidelity Focused High Income Fund	3,800,314	33,290,751
Fidelity High Income Fund	7,914,896	65,693,635
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity New Markets Income Fund	1,338,302	$ 20,583,081
Fidelity Real Estate Income Fund	1,996,611	19,766,450
Spartan U.S. Bond Index Fund Investor Class	108,345,638	1,279,561,979
TOTAL FIXED-INCOME FUNDS (Cost $1,455,364,314)		1,507,738,162
Money Market Funds - 3.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $118,709,892)	118,709,892	$ 118,709,892
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,506,851,719)	3,558,146,798
NET OTHER ASSETS (LIABILITIES) - 0.0%	(599,204)
NET ASSETS - 100%	$ 3,557,547,594
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,508,700,093. Net unrealized appreciation aggregated $49,446,705, of which $233,118,539 related to appreciated investment securities and $183,671,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2011

1.837321.105

VF70-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 66.4%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity 130/30 Large Cap Fund (a)	10,694	$ 67,262
Fidelity Air Transportation Portfolio	23,586	792,035
Fidelity Automotive Portfolio	20,960	636,133
Fidelity Banking Portfolio (a)	368,517	5,033,945
Fidelity Biotechnology Portfolio (a)	38,655	2,916,122
Fidelity Blue Chip Growth Fund	49,821	1,971,437
Fidelity Brokerage & Investment Management Portfolio	54,551	2,035,832
Fidelity Chemicals Portfolio	42,384	3,449,612
Fidelity Commodity Strategy Fund	1,164	9,734
Fidelity Communications Equipment Portfolio (a)	52,067	1,071,548
Fidelity Computers Portfolio (a)	143,728	7,107,367
Fidelity Construction & Housing Portfolio	71,873	2,079,994
Fidelity Consumer Discretionary Portfolio	329,000	6,902,413
Fidelity Consumer Finance Portfolio	71,381	740,931
Fidelity Consumer Staples Portfolio	383,042	25,985,542
Fidelity Contrafund	1,024	63,902
Fidelity Defense & Aerospace Portfolio	3,926	273,418
Fidelity Dividend Growth Fund	117,781	2,747,837
Fidelity Electronics Portfolio	76,763	3,205,617
Fidelity Energy Portfolio	226,993	9,713,034
Fidelity Energy Service Portfolio (a)	102,539	5,698,074
Fidelity Environmental & Alternative Energy Portfolio	65,014	932,953
Fidelity Equity-Income Fund	22,212	826,064
Fidelity Equity-Income II Fund	508	7,780
Fidelity Financial Services Portfolio	176,816	7,939,059
Fidelity Fund	5,364	156,149
Fidelity Global Commodity Stock Fund	11,369	148,028
Fidelity Gold Portfolio	211,764	9,639,505
Fidelity Growth Company Fund	56,598	4,397,662
Fidelity Health Care Portfolio	45,969	5,633,945
Fidelity Independence Fund (a)	559	11,150
Fidelity Industrial Equipment Portfolio	164,471	4,419,349
Fidelity Industrials Portfolio	560,764	10,828,357
Fidelity Insurance Portfolio	190,202	7,482,552
Fidelity IT Services Portfolio	89,150	1,717,031
Fidelity Large Cap Stock Fund	37,967	583,934
Fidelity Large Cap Value Fund	6,285	57,823
Fidelity Leisure Portfolio	1,421	118,389
Fidelity Leveraged Company Stock Fund	953	21,041
Fidelity Magellan Fund	895	52,443
Fidelity Materials Portfolio	12,289	657,314
Fidelity Medical Delivery Portfolio (a)	131,901	6,463,148
Fidelity Medical Equipment & Systems Portfolio	32,042	847,513
Fidelity Mega Cap Stock Fund	186,346	1,678,974
Fidelity Mid Cap Value Fund	4,380	59,170
Fidelity Mid-Cap Stock Fund	6,290	154,431
Fidelity Multimedia Portfolio	130,226	4,965,532
Fidelity Nasdaq Composite Index Fund	44,023	1,418,867

	Shares	Value
Fidelity Natural Resources Portfolio	7,777	$ 216,042
Fidelity Pharmaceuticals Portfolio	769,244	9,515,554
Fidelity Real Estate Investment Portfolio	193,534	4,625,463
Fidelity Retailing Portfolio	60,421	3,021,649
Fidelity Small Cap Growth Fund	248,845	3,297,197
Fidelity Small Cap Stock Fund	8,026	117,666
Fidelity Small Cap Value Fund	11,228	134,742
Fidelity Software & Computer Services Portfolio	100,167	7,601,707
Fidelity Technology Portfolio (a)	250,043	20,566,070
Fidelity Telecom and Utilities Fund	410,012	6,658,588
Fidelity Telecommunications Portfolio	131,217	5,495,386
Fidelity Transportation Portfolio	51,914	2,313,803
Fidelity Utilities Portfolio	93,970	4,794,343
Fidelity Value Discovery Fund	1,613	20,345
Fidelity Value Fund	7,986	456,302
Spartan 500 Index Fund Investor Class	170,461	6,859,347
Spartan Extended Market Index Fund Investor Class	358,944	11,486,202
Spartan Total Market Index Fund Investor Class	317,721	10,399,019
VIP Mid Cap Portfolio Investor Class	116,481	3,213,720
TOTAL DOMESTIC EQUITY FUNDS		254,513,097
International Equity Funds - 18.5%
Fidelity Canada Fund	72,190	3,483,876
Fidelity China Region Fund	35,909	884,091
Fidelity Diversified International Fund	230,239	5,707,615
Fidelity Emerging Asia Fund	144,920	3,538,951
Fidelity Emerging Markets Fund	121,515	2,426,657
Fidelity International Capital Appreciation Fund	398,253	4,141,836
Fidelity International Discovery Fund	256,527	6,941,634
Fidelity International Real Estate Fund	21,351	147,324
Fidelity International Small Cap Fund	60,688	1,099,054
Fidelity International Small Cap Opportunities Fund	236,289	2,121,878
Fidelity International Value Fund	553,913	3,611,515
Fidelity Japan Fund	128,085	1,229,620
Fidelity Japan Smaller Companies Fund	292,974	2,522,507
Fidelity Nordic Fund	201,769	5,332,760
Fidelity Overseas Fund	829	21,367
Fidelity Pacific Basin Fund	239,101	5,092,853
Spartan International Index Fund Investor Class	1,683,912	49,944,832
TOTAL INTERNATIONAL EQUITY FUNDS		98,248,370
TOTAL EQUITY FUNDS (Cost $332,445,231)		352,761,467
Fixed-Income Funds - 31.4%

Fixed-Income Funds - 31.4%
Fidelity Floating Rate High Income Fund	1,287,451	12,179,287
Fidelity Focused High Income Fund	572,508	5,015,171
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity High Income Fund	1,284,368	$ 10,660,256
Fidelity New Markets Income Fund	226,170	3,478,493
Fidelity Real Estate Income Fund	209,054	2,069,633
Spartan U.S. Bond Index Fund Investor Class	11,305,177	133,514,139
TOTAL FIXED-INCOME FUNDS (Cost $157,481,294)		166,916,979
Money Market Funds - 2.2%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $11,908,721)	11,908,721	$ 11,908,721
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $501,835,246)	531,587,167
NET OTHER ASSETS (LIABILITIES) - 0.0%	(91,782)
NET ASSETS - 100%	$ 531,495,385
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $502,317,025. Net unrealized appreciation aggregated $29,270,142, of which $55,356,078 related to appreciated investment securities and $26,085,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2011

1.837323.105

VF85-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 83.7%
	Shares	Value
Domestic Equity Funds - 60.9%
Fidelity 130/30 Large Cap Fund (a)	6,351	$ 39,945
Fidelity Air Transportation Portfolio	16,293	547,117
Fidelity Automotive Portfolio	28,613	868,417
Fidelity Banking Portfolio (a)	429,167	5,862,424
Fidelity Biotechnology Portfolio (a)	1,803	136,037
Fidelity Blue Chip Growth Fund	16,264	643,560
Fidelity Brokerage & Investment Management Portfolio	21,900	817,305
Fidelity Chemicals Portfolio	31,970	2,602,051
Fidelity Commodity Strategy Fund	1,164	9,734
Fidelity Communications Equipment Portfolio (a)	34,227	704,393
Fidelity Computers Portfolio (a)	65,761	3,251,887
Fidelity Construction & Housing Portfolio	35,067	1,014,851
Fidelity Consumer Discretionary Portfolio	225,169	4,724,050
Fidelity Consumer Finance Portfolio	35,956	373,219
Fidelity Consumer Staples Portfolio	214,388	14,544,090
Fidelity Contrafund	890	55,532
Fidelity Defense & Aerospace Portfolio	4,339	302,157
Fidelity Dividend Growth Fund	2,804	65,413
Fidelity Electronics Portfolio	39,150	1,634,903
Fidelity Energy Portfolio	154,910	6,628,580
Fidelity Energy Service Portfolio (a)	49,573	2,754,761
Fidelity Environmental & Alternative Energy Portfolio	32,773	470,294
Fidelity Equity-Income Fund	985	36,640
Fidelity Equity-Income II Fund	1,211	18,571
Fidelity Financial Services Portfolio	66,760	2,997,522
Fidelity Global Commodity Stock Fund	115,346	1,501,799
Fidelity Gold Portfolio	96,526	4,393,845
Fidelity Growth Company Fund	20,645	1,604,101
Fidelity Health Care Portfolio	57,181	7,008,056
Fidelity Independence Fund (a)	420	8,370
Fidelity Industrial Equipment Portfolio	74,550	2,003,157
Fidelity Industrials Portfolio	336,236	6,492,718
Fidelity Insurance Portfolio	172,355	6,780,431
Fidelity IT Services Portfolio	96,292	1,854,590
Fidelity Large Cap Stock Fund	22,100	339,898
Fidelity Large Cap Value Fund	9,081	83,545
Fidelity Leisure Portfolio	1,601	133,431
Fidelity Leveraged Company Stock Fund	3,068	67,752
Fidelity Magellan Fund	852	49,925
Fidelity Materials Portfolio	5,283	282,575
Fidelity Medical Delivery Portfolio (a)	68,485	3,355,770
Fidelity Medical Equipment & Systems Portfolio	8,135	215,181
Fidelity Mega Cap Stock Fund	36,290	326,971
Fidelity Mid Cap Value Fund	40,474	546,806
Fidelity Mid-Cap Stock Fund	2,550	62,598
Fidelity Multimedia Portfolio	69,268	2,641,207
Fidelity Nasdaq Composite Index Fund	885	28,531
Fidelity Natural Resources Portfolio	8,549	237,495
Fidelity Pharmaceuticals Portfolio	499,577	6,179,772

	Shares	Value
Fidelity Real Estate Investment Portfolio	21,251	$ 507,888
Fidelity Retailing Portfolio	30,741	1,537,348
Fidelity Small Cap Growth Fund	71,588	948,540
Fidelity Small Cap Stock Fund	3,373	49,448
Fidelity Small Cap Value Fund	43,808	525,692
Fidelity Software & Computer Services Portfolio	35,107	2,664,266
Fidelity Technology Portfolio (a)	160,302	13,184,836
Fidelity Telecom and Utilities Fund	276,196	4,485,418
Fidelity Telecommunications Portfolio	76,302	3,195,541
Fidelity Transportation Portfolio	28,392	1,265,438
Fidelity Utilities Portfolio	43,970	2,243,365
Fidelity Value Discovery Fund	585	7,376
Spartan 500 Index Fund Investor Class	69,989	2,816,370
Spartan Extended Market Index Fund Investor Class	186	5,939
Spartan Total Market Index Fund Investor Class	64,082	2,097,407
VIP Mid Cap Portfolio Investor Class	26,971	744,132
TOTAL DOMESTIC EQUITY FUNDS		133,580,981
International Equity Funds - 22.8%
Fidelity Canada Fund	38,580	1,861,870
Fidelity China Region Fund	4,967	122,286
Fidelity Diversified International Fund	69,298	1,717,894
Fidelity Emerging Asia Fund	95,660	2,336,017
Fidelity Emerging Markets Fund	55,086	1,100,060
Fidelity International Capital Appreciation Fund	221,152	2,299,985
Fidelity International Discovery Fund	176,385	4,772,984
Fidelity International Real Estate Fund	14,417	99,478
Fidelity International Small Cap Fund	35,211	637,676
Fidelity International Small Cap Opportunities Fund	115,716	1,039,127
Fidelity International Value Fund	397,985	2,594,865
Fidelity Japan Fund	81,595	783,312
Fidelity Japan Smaller Companies Fund	406,884	3,503,273
Fidelity Nordic Fund	74,289	1,963,465
Fidelity Overseas Fund	326	8,409
Fidelity Pacific Basin Fund	242,717	5,169,865
Spartan International Index Fund Investor Class	673,881	19,987,308
TOTAL INTERNATIONAL EQUITY FUNDS		49,997,874
TOTAL EQUITY FUNDS (Cost $176,961,695)		183,578,855
Fixed-Income Funds - 16.2%

Fixed-Income Funds - 16.2%
Fidelity Floating Rate High Income Fund	23,090	218,428
Fidelity Focused High Income Fund	102,298	896,128
Fidelity High Income Fund	566,833	4,704,715
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity New Markets Income Fund	44,887	$ 690,358
Fidelity Real Estate Income Fund	28,737	284,500
Spartan U.S. Bond Index Fund Investor Class	2,428,645	28,682,300
TOTAL FIXED-INCOME FUNDS (Cost $34,070,452)		35,476,429
Money Market Funds - 0.1%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $262,969)	262,969	$ 262,969
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $211,295,116)	219,318,253
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,596)
NET ASSETS - 100%	$ 219,279,657
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $211,558,154. Net unrealized appreciation aggregated $7,760,099, of which $24,418,574 related to appreciated investment securities and $16,658,475 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2011

1.808780.107

VIPIGB-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 97.6%
	Shares	Value
HIGH YIELD FIXED-INCOME FUNDS - 1.9%
Fidelity Specialized High Income Central Fund (c)	582,873	$ 56,352,179
INVESTMENT GRADE FIXED-INCOME FUNDS - 95.7%
Fidelity VIP Investment Grade Central Fund (c)	26,179,272	2,850,137,378
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,749,212,356)		2,906,489,557
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,489,991)	$ 1,750,000	1,899,287
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5863% 1/22/13 (a)(b)	1,800,000	27,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/8/16 (a)	968,234	973,435
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	429,933
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (d)	1,830,000	160,125
Series 2006-3 Class AIO, 7.1% 1/25/12 (d)	7,761,172	116,418
Series 2006-4 Class AIO, 6.35% 2/27/12 (d)	7,800,000	134,563
Series 2007-1 Class AIO, 7.27% 4/25/12 (d)	9,280,000	348,000
Series 2007-2 Class AIO, 6.7% 7/25/12 (d)	6,820,000	314,812
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	0
TOTAL ASSET-BACKED SECURITIES (Cost $2,497,069)		2,504,286
Collateralized Mortgage Obligations - 0.6%
	Principal Amount	Value
Private Sponsor - 0.6%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9646% 11/25/35 (b)	$ 9,901,003	$ 5,435,019
Class 2A3, 1.7517% 11/25/35 (b)	2,346,730	1,269,915
Series 2005-56 Class 5A1, 0.5546% 11/25/35 (b)	2,967,572	1,497,770
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4746% 4/25/36 (b)	4,957,690	2,585,560
Series 2006-5 Class A1A, 0.4246% 7/25/36 (b)	3,747,939	1,761,290
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4446% 5/25/47 (b)	592,599	378,497
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4046% 2/25/37 (b)	1,656,507	1,085,112
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4246% 7/25/46 (b)	7,786,635	4,128,984
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.7382% 3/25/35 (b)	970,466	396,760
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,699,297)		18,538,907
Cash Equivalents - 1.8%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations) # (Cost $53,556,000)	53,556,476	53,556,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,828,454,713)	2,982,988,037
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(6,075,216)
NET ASSETS - 100%	$ 2,976,912,821
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,329,655 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$53,556,000 due 10/03/11 at 0.11%
BNP Paribas Securities Corp.	$ 678,853
Barclays Capital, Inc.	5,825,448
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,481,114
Mizuho Securities USA, Inc.	42,570,585
$ 53,556,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 2,875,909
Fidelity VIP Investment Grade Central Fund	72,411,598
Total	$ 75,287,507
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 55,590,665	$ 2,875,908	$ -	$ 56,352,179	13.9%
Fidelity VIP Investment Grade Central Fund	2,820,191,876	80,676,392	147,224,935	2,850,137,378	74.7%
Total	$ 2,875,782,541	$ 83,552,300	$ 147,224,935	$ 2,906,489,557
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,899,287	$ -	$ 1,899,287	$ -
Asset-Backed Securities	2,504,286	-	2,477,286	27,000
Collateralized Mortgage Obligations	18,538,907	-	18,538,907	-
Fixed-Income Funds	2,906,489,557	2,906,489,557	-	-
Cash Equivalents	53,556,000	-	53,556,000	-
Total Investments in Securities:	$ 2,982,988,037	$ 2,906,489,557	$ 76,471,480	$ 27,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 507,609
Total Realized Gain (Loss)	(1,728,293)
Total Unrealized Gain (Loss)	1,754,038
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(16,745)
Transfers in to Level 3	-
Transfers out of Level 3	(489,609)
Ending Balance	$ 27,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 1,754,038

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $2,773,576,528. Net unrealized appreciation aggregated $209,411,509, of which $214,075,657 related to appreciated investment securities and $4,664,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2005 Portfolio

September 30, 2011

1.822891.106

VIPIFF2005-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.5%
	Shares	Value
Domestic Equity Funds - 27.5%
VIP Contrafund Portfolio Investor Class	20,704	$ 438,717
VIP Equity-Income Portfolio Investor Class	30,053	515,415
VIP Growth & Income Portfolio Investor Class	45,976	521,371
VIP Growth Portfolio Investor Class	14,834	499,770
VIP Mid Cap Portfolio Investor Class	6,608	182,302
VIP Value Portfolio Investor Class	45,564	433,769
VIP Value Strategies Portfolio Investor Class	21,481	168,408
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,631,513)		2,759,752
International Equity Funds - 9.1%

Developed International Equity Funds - 7.6%
VIP Overseas Portfolio Investor Class R	56,594	759,485
Emerging Markets Equity Funds - 1.5%
VIP Emerging Markets Portfolio Investor Class R	19,810	148,178
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,262,171)		907,663
Bond Funds - 37.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	90,995	$ 496,831
Investment Grade Bond Funds - 32.6%
VIP Investment Grade Bond Portfolio Investor Class	245,345	3,267,993
TOTAL BOND FUNDS (Cost $3,595,374)		3,764,824
Short-Term Funds - 25.8%

VIP Money Market Portfolio Investor Class (Cost $2,587,466)	2,587,466	2,587,466
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,076,524)	10,019,705
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 10,019,702
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $11,164,442. Net unrealized depreciation aggregated $1,144,737, of which $259,899 related to appreciated investment securities and $1,404,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2010 Portfolio

September 30, 2011

1.822892.106

VIPIFF2010-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.3%
	Shares	Value
Domestic Equity Funds - 34.3%
VIP Contrafund Portfolio Investor Class	129,759	$ 2,749,589
VIP Equity-Income Portfolio Investor Class	188,511	3,232,956
VIP Growth & Income Portfolio Investor Class	288,343	3,269,808
VIP Growth Portfolio Investor Class	93,160	3,138,576
VIP Mid Cap Portfolio Investor Class	41,374	1,141,515
VIP Value Portfolio Investor Class	285,708	2,719,941
VIP Value Strategies Portfolio Investor Class	134,932	1,057,868
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,307,074)		17,310,253
International Equity Funds - 11.3%

Developed International Equity Funds - 9.5%
VIP Overseas Portfolio Investor Class R	355,541	4,771,362
Emerging Markets Equity Funds - 1.8%
VIP Emerging Markets Portfolio Investor Class R	124,340	930,063
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,423,261)		5,701,425
Bond Funds - 42.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	464,169	$ 2,534,362
Investment Grade Bond Funds - 37.6%
VIP Investment Grade Bond Portfolio Investor Class	1,421,764	18,937,897
TOTAL BOND FUNDS (Cost $20,803,150)		21,472,259
Short-Term Funds - 11.8%

VIP Money Market Portfolio Investor Class (Cost $5,930,456)	5,930,456	5,930,456
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,463,941)	50,414,393
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100%	$ 50,414,399
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $58,842,281. Net unrealized depreciation aggregated $8,427,888, of which $1,084,467 related to appreciated investment securities and $9,512,355 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2011

1.822893.106

VIPIFF2015-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Domestic Equity Funds - 35.2%
VIP Contrafund Portfolio Investor Class	173,672	$ 3,680,114
VIP Equity-Income Portfolio Investor Class	252,163	4,324,591
VIP Growth & Income Portfolio Investor Class	385,688	4,373,702
VIP Growth Portfolio Investor Class	124,581	4,197,118
VIP Mid Cap Portfolio Investor Class	55,338	1,526,784
VIP Value Portfolio Investor Class	382,277	3,639,278
VIP Value Strategies Portfolio Investor Class	180,216	1,412,892
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,207,362)		23,154,479
International Equity Funds - 11.6%

Developed International Equity Funds - 9.7%
VIP Overseas Portfolio Investor Class R	475,281	6,378,272
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R	166,260	1,243,624
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,769,215)		7,621,896
Bond Funds - 42.7%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	609,696	$ 3,328,942
Investment Grade Bond Funds - 37.6%
VIP Investment Grade Bond Portfolio Investor Class	1,857,191	24,737,781
TOTAL BOND FUNDS (Cost $27,054,854)		28,066,723
Short-Term Funds - 10.5%

VIP Money Market Portfolio Investor Class (Cost $6,860,771)	6,860,771	6,860,771
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $74,892,202)	65,703,869
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 65,703,868
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $75,296,068. Net unrealized depreciation aggregated $9,592,199, of which $1,692,857 related to appreciated investment securities and $11,285,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2020 Portfolio

September 30, 2011

1.822895.106

VIPIFF2020-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.6%
	Shares	Value
Domestic Equity Funds - 41.6%
VIP Contrafund Portfolio Investor Class	304,387	$ 6,449,970
VIP Equity-Income Portfolio Investor Class	442,773	7,593,562
VIP Growth & Income Portfolio Investor Class	677,156	7,678,944
VIP Growth Portfolio Investor Class	218,784	7,370,826
VIP Mid Cap Portfolio Investor Class	97,082	2,678,500
VIP Value Portfolio Investor Class	670,175	6,380,061
VIP Value Strategies Portfolio Investor Class	316,412	2,480,673
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,407,590)		40,632,536
International Equity Funds - 13.7%

Developed International Equity Funds - 11.5%
VIP Overseas Portfolio Investor Class R	834,671	11,201,289
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Investor Class R	291,527	2,180,621
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,569,900)		13,381,910
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 6.5%
VIP High Income Portfolio Investor Class	1,166,811	$ 6,370,790
Investment Grade Bond Funds - 33.2%
VIP Investment Grade Bond Portfolio Investor Class	2,434,839	32,432,055
TOTAL BOND FUNDS (Cost $37,821,965)		38,802,845
Short-Term Funds - 5.0%

VIP Money Market Portfolio Investor Class (Cost $4,851,305)	4,851,305	4,851,305
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $113,650,760)	97,668,596
NET OTHER ASSETS (LIABILITIES) - 0.0%	31
NET ASSETS - 100%	$ 97,668,627
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $114,343,725. Net unrealized depreciation aggregated $16,675,129, of which $2,179,527 related to appreciated investment securities and $18,854,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2025 Portfolio

September 30, 2011

1.822896.106

VIPIFF2025-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 49.6%
VIP Contrafund Portfolio Investor Class	180,747	$ 3,830,025
VIP Equity-Income Portfolio Investor Class	262,793	4,506,894
VIP Growth & Income Portfolio Investor Class	401,872	4,557,231
VIP Growth Portfolio Investor Class	129,876	4,375,528
VIP Mid Cap Portfolio Investor Class	57,471	1,585,618
VIP Value Portfolio Investor Class	398,034	3,789,282
VIP Value Strategies Portfolio Investor Class	187,460	1,469,684
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,285,005)		24,114,262
International Equity Funds - 16.3%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Investor Class R	495,531	6,650,032
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Investor Class R	173,312	1,296,376
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,311,186)		7,946,408
Bond Funds - 33.9%
	Shares	Value
High Yield Bond Funds - 7.8%
VIP High Income Portfolio Investor Class	691,548	$ 3,775,854
Investment Grade Bond Funds - 26.1%
VIP Investment Grade Bond Portfolio Investor Class	953,792	12,704,511
TOTAL BOND FUNDS (Cost $16,103,625)		16,480,365
Short-Term Funds - 0.2%

VIP Money Market Portfolio Investor Class (Cost $108,187)	108,187	108,187
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $54,808,003)	48,649,222
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100%	$ 48,649,222
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $55,168,772. Net unrealized depreciation aggregated $6,519,550, of which $1,924,848 related to appreciated investment securities and $8,444,398 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2030 Portfolio

September 30, 2011

1.822894.106

VIPIFF2030-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 52.4%
VIP Contrafund Portfolio Investor Class	188,814	$ 4,000,978
VIP Equity-Income Portfolio Investor Class	274,231	4,703,060
VIP Growth & Income Portfolio Investor Class	419,445	4,756,507
VIP Growth Portfolio Investor Class	135,534	4,566,142
VIP Mid Cap Portfolio Investor Class	60,127	1,658,900
VIP Value Portfolio Investor Class	415,730	3,957,749
VIP Value Strategies Portfolio Investor Class	195,979	1,536,478
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,565,972)		25,179,814
International Equity Funds - 17.3%

Developed International Equity Funds - 14.5%
VIP Overseas Portfolio Investor Class R	517,409	6,943,627
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Investor Class R	180,588	1,350,799
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,302,297)		8,294,426
Bond Funds - 30.3%
	Shares	Value
High Yield Bond Funds - 7.8%
VIP High Income Portfolio Investor Class	688,274	$ 3,757,974
Investment Grade Bond Funds - 22.5%
VIP Investment Grade Bond Portfolio Investor Class	808,328	10,766,927
TOTAL BOND FUNDS (Cost $14,375,947)		14,524,901
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,244,216)		47,999,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 47,999,139
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $57,625,462. Net unrealized depreciation aggregated $9,626,321, of which $1,056,457 related to appreciated investment securities and $10,682,778 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom Income Portfolio

September 30, 2011

1.822890.106

VIPIFFINC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.3%
	Shares	Value
Domestic Equity Funds - 13.3%
VIP Contrafund Portfolio Investor Class	30,882	$ 654,395
VIP Equity-Income Portfolio Investor Class	44,874	769,582
VIP Growth & Income Portfolio Investor Class	68,627	778,226
VIP Growth Portfolio Investor Class	22,168	746,854
VIP Mid Cap Portfolio Investor Class	9,781	269,851
VIP Value Portfolio Investor Class	68,005	647,410
VIP Value Strategies Portfolio Investor Class	31,883	249,964
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,919,424)		4,116,282
International Equity Funds - 4.4%

Developed International Equity Funds - 3.7%
VIP Overseas Portfolio Investor Class R	85,789	1,151,292
Emerging Markets Equity Funds - 0.7%
VIP Emerging Markets Portfolio Investor Class R	30,076	224,966
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,447,449)		1,376,258
Bond Funds - 41.1%
	Shares	Value
High Yield Bond Funds - 4.8%
VIP High Income Portfolio Investor Class	273,297	$ 1,492,201
Investment Grade Bond Funds - 36.3%
VIP Investment Grade Bond Portfolio Investor Class	843,275	11,232,417
TOTAL BOND FUNDS (Cost $12,192,159)		12,724,618
Short-Term Funds - 41.2%

VIP Money Market Portfolio Investor Class (Cost $12,784,382)	12,784,382	12,784,382
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $31,343,414)	31,001,540
NET OTHER ASSETS (LIABILITIES) - 0.0%	45
NET ASSETS - 100%	$ 31,001,585
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $31,479,043. Net unrealized depreciation aggregated $477,503, of which $931,847 related to appreciated investment securities and $1,409,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Money Market Portfolio

September 30, 2011

1.807728.107

VIPMM-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 42.8%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
11/17/11 to 12/5/11	0.24 to 0.27%	$ 8,000,000	$ 8,000,000
London Branch, Eurodollar, Foreign Banks - 8.0%
ABN AMRO Bank NV
10/3/11 to 11/3/11	0.32 to 0.36	35,000,000	35,000,038
Australia & New Zealand Banking Group Ltd.
10/28/11 to 12/13/11	0.21 to 0.30	13,000,000	13,000,000
Commonwealth Bank of Australia
10/21/11 to 12/9/11	0.20 to 0.30	36,000,000	36,000,022
Credit Agricole SA
10/5/11	0.36	13,000,000	13,000,000
HSBC Bank PLC
12/28/11 to 5/10/12	0.30 to 0.55	40,000,000	39,999,999
National Australia Bank Ltd.
10/12/11 to 12/1/11	0.21 to 0.30	56,000,000	56,000,000
			193,000,059
New York Branch, Yankee Dollar, Foreign Banks - 34.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/7/11	0.32	24,000,000	24,000,000
Bank of Montreal
10/20/11 to 10/25/12	0.19 to 0.45 (d)	31,000,000	31,016,316
Bank of Montreal Chicago CD Program
9/26/12	0.38 (d)	8,000,000	8,000,000
Bank of Nova Scotia
11/9/11 to 10/11/12	0.25 to 0.44 (d)	109,000,000	109,000,001
Bank of Tokyo-Mitsubishi
11/2/11 to 1/4/12	0.28 to 0.32	77,000,000	77,000,000
BNP Paribas SA
11/18/11 to 11/28/11	0.42 to 0.63 (d)	55,000,000	55,003,726
Canadian Imperial Bank of Commerce New York Branch
10/4/11 to 10/16/12	0.30 to 0.50 (d)	87,000,000	87,000,000
Credit Suisse New York Branch
10/4/11 to 12/28/11	0.20 to 0.37	66,000,000	66,000,000
Deutsche Bank AG New York Branch
10/5/11	0.20	24,000,000	24,000,000
DnB NOR Bank ASA
11/18/11	0.30	20,000,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/3/11 to 10/14/11	0.28 to 0.30	7,000,000	7,000,000

	Yield (a)	Principal Amount	Value
Mizuho Corporate Bank Ltd.
10/5/11	0.18%	$ 8,000,000	$ 8,000,000
National Bank Canada
11/4/11 to 7/6/12	0.33 to 0.37 (d)	25,000,000	25,000,000
Rabobank Nederland New York Branch
10/21/11 to 6/8/12	0.20 to 0.35 (d)	106,000,000	106,000,187
Royal Bank of Canada
10/1/12	0.59 (d)	27,000,000	27,000,000
Skandinaviska Enskilda Banken
10/6/11	0.26	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
10/3/11 to 10/12/11	0.19 to 0.20	87,000,000	87,000,000
Sumitomo Trust & Banking Co. Ltd.
10/3/11 to 10/4/11	0.19 to 0.20	16,000,000	16,000,000
Svenska Handelsbanken
11/3/11	0.30	13,000,000	13,000,060
Toronto-Dominion Bank New York Branch
11/15/11 to 1/12/12	0.25 to 0.31 (d)	16,000,000	16,000,000
UBS AG
11/23/11	0.35	23,000,000	23,000,000
			833,020,290
TOTAL CERTIFICATES OF DEPOSIT			1,034,020,349
Commercial Paper - 20.6%

ABN AMRO Funding USA LLC
10/5/11	0.25	16,000,000	15,999,556
Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
10/27/11	0.27	23,000,000	22,995,515
Anheuser-Busch InBev Worldwide, Inc.
10/3/11 to 10/6/11	0.27 to 0.28	3,000,000	2,999,931
ASB Finance Ltd. (London)
3/23/12	0.44 (d)	23,000,000	22,999,586
Barclays Bank PLC/Barclays US CCP Funding LLC
10/4/11 to 10/31/11	0.27	20,000,000	19,997,240
BP Capital Markets PLC
10/20/11	0.20	12,000,000	11,998,733
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	45,000,000	44,989,078
Commonwealth Bank of Australia
10/6/11 to 11/21/11	0.20 to 0.35 (d)	54,000,000	53,989,356
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
CVS Caremark Corp.
10/3/11	0.27%	$ 5,000,000	$ 4,999,925
Danske Corp.
10/6/11	0.25	6,000,000	5,999,792
Devon Energy Corp.
10/13/11 to 10/28/11	0.25 to 0.28	10,000,000	9,998,262
DnB NOR Bank ASA
10/20/11 to 12/7/11	0.22 to 0.30	36,000,000	35,982,010
Duke Energy Corp.
10/24/11 to 11/4/11	0.34 to 0.40	5,000,000	4,998,432
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
10/12/11 to 10/18/11	0.25 to 0.26	4,000,000	3,999,605
Nordea North America, Inc.
10/18/11 to 11/4/11	0.21 to 0.25	77,000,000	76,983,491
Northern Pines Funding LLC
12/1/11	0.37 (d)	3,000,000	3,000,000
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
10/17/11	0.30	17,000,000	16,997,733
10/26/11	0.30	3,000,000	2,999,375
Rabobank USA Financial Corp.
1/12/12	0.32	7,000,000	6,993,591
Royal Bank of Canada
11/23/11	0.30	8,000,000	7,996,467
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
10/3/11	0.25	8,000,000	7,999,889
Skandinaviska Enskilda Banken AB
10/7/11	0.28 to 0.30	13,000,000	12,999,360
Svenska Handelsbanken, Inc.
10/28/11 to 12/28/11	0.22 to 0.33	28,000,000	27,990,344
Swedbank AB
10/24/11	0.38	9,000,000	8,997,815
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	2,000,000	1,999,233
Thermo Fisher Scientific, Inc.
10/14/11 to 10/28/11	0.30 to 0.32	5,000,000	4,998,984
Total Capital Canada Ltd.
12/15/11	0.42	3,000,000	2,997,375
Verizon Communications, Inc.
11/14/11	0.42 (d)	10,000,000	10,000,000

	Yield (a)	Principal Amount	Value
Virginia Electric & Power Co.
10/5/11 to 10/26/11	0.35 to 0.38%	$ 4,000,000	$ 3,999,561
WellPoint, Inc.
10/17/11 to 11/2/11	0.34 to 0.40	3,000,000	2,999,138
Westpac Banking Corp.
4/10/12	0.39 (d)	15,000,000	15,000,000
4/5/12	0.39 (d)	9,000,000	9,000,000
Westpac Banking Corp.
10/7/11	0.31 (d)	4,000,000	4,000,000
Xerox Corp.
10/5/11 to 10/25/11	0.60	9,000,000	8,997,350
TOTAL COMMERCIAL PAPER			498,896,727
U.S. Government and Government Agency Obligations - 1.7%

Other Government Related - 1.7%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
10/14/11 to 12/15/11	0.19 to 0.65 (c)	40,427,000	40,408,447
Federal Agencies - 3.3%

Fannie Mae - 0.9%
4/2/12	0.20	22,000,000	21,977,511
Federal Home Loan Bank - 2.4%
2/6/12 to 8/30/12	0.17 to 0.41	57,000,000	56,999,768
TOTAL FEDERAL AGENCIES			78,977,279
U.S. Treasury Obligations - 4.2%

U.S. Treasury Bills - 1.2%
10/6/11 to 2/9/12	0.12 to 0.30	28,000,000	27,994,756
U.S. Treasury Notes - 3.0%
10/31/11 to 10/15/12	0.15 to 0.35	73,000,000	73,458,683
TOTAL U.S. TREASURY OBLIGATIONS			101,453,439
Master Notes - 0.7%

Royal Bank of Scotland PLC
10/17/11	0.73 (d)(g)	16,000,000	16,000,000
Medium-Term Notes - 6.6%
	Yield (a)	Principal Amount	Value
Commonwealth Bank of Australia
2/10/12	0.31% (b)(d)	$ 7,000,000	$ 7,000,000
Metropolitan Life Insurance Co.
12/29/11	0.58 (d)(g)	10,000,000	10,000,000
Royal Bank of Canada
10/1/12 to 10/15/12	0.30 to 0.69 (b)(d)	50,000,000	50,000,000
10/5/12	0.27 (d)	21,000,000	20,993,437
Westpac Banking Corp.
4/2/12 to 6/14/12	0.29 to 0.32 (b)(d)	71,000,000	71,000,000
TOTAL MEDIUM-TERM NOTES			158,993,437
Asset-Backed Securities - 1.0%

GE Equipment Transportation LLC
7/20/12	0.29	14,947,783	14,947,783
Huntington Auto Trust 2011-1
9/17/12	0.36 (b)	2,500,000	2,500,000
Hyundai Auto Receivables Trust
5/15/12	0.24	7,516,366	7,516,366
TOTAL ASSET-BACKED SECURITIES			24,964,149
Municipal Securities - 8.4%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Valley Christian Schools Proj.) Series 2003, LOC Bank of America NA, VRDN
10/7/11	0.15 (d)	7,180,000	7,180,000
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, LOC Citibank NA, VRDN
10/7/11	0.14 (d)	15,600,000	15,600,000
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
10/7/11	0.16 (d)	6,200,000	6,200,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, LOC Bank of America NA, VRDN
10/7/11	0.16 (d)	9,700,000	9,700,000
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 E, LOC Bank of America NA, VRDN
10/7/11	0.16 (d)	6,000,000	6,000,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2008 B (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.14 (d)(e)	20,015,000	20,015,000
Clark County Fuel Tax Participating VRDN Series BA 08 1171 (Liquidity Facility Bank of America NA)
10/7/11	0.22 (d)(f)	11,135,000	11,135,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.16 (d)(e)	10,000,000	10,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
10/3/11	0.37 (d)(e)	1,900,000	1,900,000

	Yield (a)	Principal Amount	Value
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, LOC U.S. Bank NA, Minnesota, VRDN
10/7/11	0.16% (d)	$ 6,900,000	$ 6,900,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
10/7/11	0.13 (d)	10,000,000	10,000,000
Houston Util. Sys. Rev. Series 2004 B1, LOC Bank of America NA, VRDN
10/7/11	0.23 (d)	1,400,000	1,400,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, LOC Royal Bank of Scotland PLC, VRDN
10/7/11	0.15 (d)	7,200,000	7,200,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.20 (d)	8,350,000	8,350,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3529 (Liquidity Facility JPMorgan Chase Bank)
10/7/11	0.16 (d)(f)	10,000,000	10,000,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, CP mode
10/17/11	0.65 (e)	5,000,000	5,000,000
New York City Gen. Oblig. Series 2004 A6, LOC Mizuho Corporate Bank Ltd., VRDN
10/7/11	0.13 (d)	14,475,000	14,475,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
10/7/11	0.14 (d)	28,000,000	28,000,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.13 (d)(e)	9,000,000	9,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
10/7/11	0.19 (d)	1,100,000	1,100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)(e)	13,000,000	13,000,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, LOC Branch Banking & Trust Co., VRDN
10/7/11	0.15 (d)	2,250,000	2,250,000
TOTAL MUNICIPAL SECURITIES			204,405,000
Repurchase Agreements - 15.0%
	Maturity Amount	Value
In a joint trading account at 0.09% dated 9/30/11 due 10/3/11 (Collateralized by (U.S. Treasury Obligations)) #	$ 835,006	$ 835,000
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 10/7/11 (Collateralized by U.S. Treasury Obligations valued at $7,210,989, 3.13% - 4.5%, 5/15/21 - 8/20/41)	7,002,654	7,000,000
0.32%, dated:
9/27/11 due 10/4/11 (Collateralized by Equity Securities valued at $2,165,002)	2,000,124	2,000,000
9/29/11 due 10/6/11 (Collateralized by Equity Securities valued at $2,174,973)	2,000,124	2,000,000
0.43%, dated 9/6/11 due 10/6/11 (Collateralized by Corporate Obligations valued at $3,241,045, 0.58% - 5.43%, 4/25/33 - 1/25/35)	3,001,075	3,000,000
0.6%, dated 9/8/11 due 10/13/11 (Collateralized by Corporate Obligations valued at $8,410,214, 0.42%, 2/25/28)	8,004,667	8,000,000
1%, dated:
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $5,449,981, 0.75% - 7.25%, 3/15/12 - 5/15/41)	5,050,417	5,000,000
8/8/11 due 10/7/11 (Collateralized by Mortgage Loan Obligations valued at $8,417,981, 0.36% - 8.36%, 4/15/15 - 12/20/54)	8,013,333	8,000,000
Citibank NA at:
0.08%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Treasury Obligations valued at $11,220,195, 1.5%, 8/31/18)	11,000,171	11,000,000
0.12%, dated 9/27/11 due 10/4/11 (Collateralized by U.S. Government Obligations valued at $11,220,225, 4.5%, 8/1/40)	11,000,257	11,000,000

	Maturity Amount	Value
Credit Suisse Securities (USA) LLC at:
0.34%, dated 7/14/11 due 10/7/11 (Collateralized by Equity Securities valued at $7,565,878)	$ 7,005,950	$ 7,000,000
0.6%, dated 9/9/11 due 10/12/11 (Collateralized by Equity Securities valued at $2,103,398)	2,001,100	2,000,000
0.67%, dated:
9/12/11 due:
10/21/11 (Collateralized by Mortgage Loan Obligations valued at $2,104,952, 4.65% - 6.13%, 09/10/16 - 02/15/51)	2,001,452	2,000,000
10/31/11 (Collateralized by Mortgage Loan Obligations valued at $2,104,607, 4.78% - 6.01%, 09/10/16 - 12/10/49)	2,001,824	2,000,000
9/16/11 due 10/27/11 (Collateralized by Mortgage Loan Obligations valued at $4,354,790, 0.50% - 6.97%, 01/25/36 - 07/19/46)	4,003,052	4,000,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 8/17/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $7,161,941, 4.23% - 7%, 1/1/35 - 1/20/41)	7,004,433	7,000,000
0.23%, dated 8/3/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $7,408,370, 4.5% - 5%, 9/16/29 - 3/25/41)	7,004,025	7,000,000
Goldman Sachs & Co. at:
0.1%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $7,140,099, 3.5% - 7.5%, 1/20/24 - 9/15/40)	7,000,136	7,000,000
0.2%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $16,320,454, 5%, 05/01/36 - 4/1/41)	16,000,622	16,000,000
0.25%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $6,120,128, 4%, 8/1/31)	6,000,292	6,000,000
ING Financial Markets LLC at:
0.17%, dated 8/9/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $3,061,463, 0.63% - 6%, 7/1/26 - 9/1/40)	3,001,275	3,000,000
0.18%, dated 8/11/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $4,082,405, 0.63% - 6%, 7/1/26 - 6/1/41)	4,001,620	4,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.23%, dated:
8/4/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $4,082,817, 0.63% - 6%, 7/1/26 - 6/1/41)	$ 4,004,600	$ 4,000,000
8/18/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $7,143,519, 0.63% - 6%, 7/1/26 - 9/1/41)	7,007,424	7,000,000
0.32%, dated 9/8/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $5,251,084, 5.63% - 8.6%, 5/1/14 - 12/1/30)	5,001,467	5,000,000
0.34%, dated 9/16/11 due 10/17/11 (Collateralized by Corporate Obligations valued at $2,100,326, 3.15% - 8.60%, 05/01/14 - 08/15/21)	2,000,586	2,000,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 7/25/11 due 10/24/11 (Collateralized by Equity Securities valued at $14,143,797)	13,016,431	13,000,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $2,180,120)	2,006,536	2,000,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Equity Securities valued at $10,883,350)	10,034,500	10,000,000
J.P. Morgan Securities, Inc. at:
0.16%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations valued at $67,323,573, 4% - 5%, 11/1/40 - 2/1/41)	66,000,880	66,000,000
0.55%, dated 9/30/11 due 10/3/11 (Collateralized by Mortgage Loan Obligations valued at $27,001,004, 4.29% - 5.75%, 9/25/35 - 3/25/47)	25,001,146	25,000,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $4,321,334, 0.53%, 3/25/37)	4,015,000	4,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.58%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $32,401,566, 0.38% - 8.2%, 2/1/32 - 2/25/37)	30,001,450	30,000,000

	Maturity Amount	Value
Mizuho Securities USA, Inc. at:
0.4%, dated 9/7/11 due 10/7/11 (Collateralized by Equity Securities valued at $5,413,113)	$ 5,001,889	$ 5,000,000
0.41%, dated 9/8/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $3,180,587, 1.50% - 5.25%, 03/15/14 - 04/01/37)	3,001,162	3,000,000
0.42%, dated 9/15/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $5,269,747, 3.5%, 4/15/12)	5,001,867	5,000,000
RBC Capital Markets Co. at:
0.53%, dated 9/2/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $4,836,997, 0% - 5.5%, 10/28/41 - 7/1/47)	4,005,948	4,000,000
0.55%, dated 9/12/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $4,320,694, 1.38% - 12.00%, 07/14/14 - 05/15/68)	4,005,561	4,000,000
RBC Capital Markets Corp. at:
0.17%, dated 7/28/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $2,047,480, 5% - 6%, 1/1/13 - 5/1/41)	2,000,897	2,000,000
0.2%, dated 9/14/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $11,236,365, 0.63% - 6%, 12/15/13 - 9/16/40)	11,011,122	11,000,000
RBS Securities, Inc. at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $17,510,021, 1.00% - 7.45%, 01/25/34 - 07/25/48)	17,001,752	17,000,000
Royal Bank of Scotland PLC at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $8,161,238, 3.60% - 3.74%, 09/15/36 - 06/15/51)	8,000,824	8,000,000
UBS Securities LLC at:
0.38%, dated 7/7/11 due 10/5/11 (Collateralized by Corporate Obligations valued at $3,154,450, 3.5%, 4/15/12)	3,002,850	3,000,000
0.42%, dated:
8/24/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $2,100,981, 4.95%, 11/15/15)	2,002,100	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.42%, dated:
8/25/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $3,241,474, 5.75%, 2/1/14)	$ 3,003,150	$ 3,000,000
Wells Fargo Securities, LLC at:
0.19%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $1,050,018, 6.7%, 9/15/19)	1,000,016	1,000,000
0.35%, dated 7/11/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $3,169,327, 4.88% - 5.9%, 1/13/12 - 9/25/43)	3,002,683	3,000,000
TOTAL REPURCHASE AGREEMENTS		363,835,000
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $2,521,953,827)		2,521,953,827
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(104,768,864)
NET ASSETS - 100%		$ 2,417,184,963
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,489,078 or 7.3% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $40,408,447, or 1.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.58%, 12/29/11	3/26/02	$ 10,000,000
Royal Bank of Scotland PLC 0.73%, 10/17/11	9/16/11	$ 16,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$835,000 due 10/03/11 at 0.09%
BNP Paribas Securities Corp.	$ 59,504
Bank of America NA	218,425
Barclays Capital, Inc.	79,179
Citibank NA	70,988
Credit Agricole Securities (USA), Inc.	21,842
Deutsche Bank Securities, Inc.	81,909
HSBC Securities (USA), Inc.	77,104
ING Financial Markets LLC	17,474
J.P. Morgan Securities, Inc.	54,606
Merrill Lynch, Pierce, Fenner & Smith, Inc.	32,745
Morgan Stanley & Co., Inc.	3,276
RBC Capital Markets Corp.	38,224
RBS Securities, Inc.	10,921
UBS Securities LLC	10,921
Wells Fargo Securities LLC	57,882
$ 835,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2011, the cost of investment securities for income tax purposes was $2,521,953,827.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2011

1.808796.107

VIPSI-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.6%
		Principal Amount (d)	Value
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 921,000	$ 1,250,165
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	167,654
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15		1,170,000	1,100,853
Chesapeake Energy Corp.:
2.5% 5/15/37		1,910,000	1,805,714
2.5% 5/15/37		370,000	344,433
			3,251,000
TOTAL ENERGY			3,418,654
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		1,200,000	1,686,960
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		830,000	763,081
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,629,575
TOTAL CONVERTIBLE BONDS			9,748,435
Nonconvertible Bonds - 33.5%
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.7%
Affinia Group, Inc.:
9% 11/30/14		360,000	342,000
10.75% 8/15/16 (f)		149,000	155,333
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	142,825
Dana Holding Corp.:
6.5% 2/15/19		345,000	320,850
6.75% 2/15/21		1,230,000	1,143,900
Delphi Corp.:
5.875% 5/15/19 (f)		450,000	423,000
6.125% 5/15/21 (f)		415,000	390,100
Exide Technologies 8.625% 2/1/18		1,190,000	1,106,700

		Principal Amount (d)	Value
International Automotive Components Group SA 9.125% 6/1/18 (f)		$ 495,000	$ 472,725
Lear Corp.:
7.875% 3/15/18		110,000	113,300
8.125% 3/15/20		125,000	130,000
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	188,100
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	204,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	520,475
7.75% 8/15/18		125,000	126,563
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		198,000	213,840
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	416,070
			6,409,781
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		210,000	202,650
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	7,543
7.125% 7/15/13 (c)		140,000	1,526
7.2% 1/15/11 (c)		350,000	3,815
7.4% 9/1/25 (c)		45,000	491
7.7% 4/15/16 (c)		531,000	5,788
8.25% 7/15/23 (c)		415,000	4,524
8.375% 7/15/33 (c)		605,000	6,595
			232,932
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,300,000	1,092,000
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		40,000	40,500
Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	500,000	259,835
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	369,200
Landry's Restaurants, Inc.:
11.625% 12/1/15		110,000	111,375
11.625% 12/1/15 (f)		85,000	86,063
MCE Finance Ltd. 10.25% 5/15/18		620,000	651,000
MGM Mirage, Inc.:
6.625% 7/15/15		110,000	92,675
10% 11/1/16 (f)		365,000	344,925
10.375% 5/15/14		100,000	108,750
Mohegan Tribal Gaming Authority 6.875% 2/15/15		125,000	60,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (f)(k)		1,205,000	903,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		$ 240,000	$ 246,900
NCL Corp. Ltd. 9.5% 11/15/18 (f)		125,000	126,563
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	92,750
Roadhouse Financing, Inc. 10.75% 10/15/17		345,000	307,050
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)		60,000	59,400
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	55,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		50,000	48,750
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		767,000	832,195
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		53,318	29,058
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		1,495,000	1,577,225
			6,362,464
Household Durables - 0.3%
Jarden Corp. 6.125% 11/15/22		280,000	273,000
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	509,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (f)		245,000	229,688
9% 4/15/19 (f)		1,155,000	993,300
Sealy Mattress Co. 10.875% 4/15/16 (f)		97,000	99,910
Standard Pacific Corp.:
8.375% 5/15/18		220,000	186,164
8.375% 1/15/21		420,000	344,400
			2,635,712
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		645,000	670,800
Eastman Kodak Co. 10.625% 3/15/19 (f)		305,000	228,750
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	125,400
			1,024,950

		Principal Amount (d)	Value
Media - 0.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		$ 195,000	$ 193,050
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		770,000	770,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		400,112	456,128
Checkout Holding Corp. 0% 11/15/15 (f)		285,000	156,038
DISH DBS Corp. 6.75% 6/1/21 (f)		860,000	821,300
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,524,450
Gray Television, Inc. 10.5% 6/29/15		160,000	142,400
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (f)		465,000	339,450
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,227,013
8.5% 7/15/29		230,000	219,650
MDC Partners, Inc. 11% 11/1/16		65,000	70,200
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	44,000
ONO Finance II PLC 10.875% 7/15/19 (f)		150,000	102,000
Satmex Escrow SA de CV 9.5% 5/15/17 (f)		115,000	110,400
Sheridan Group, Inc. 12.5% 4/15/14		280,000	243,600
Sinclair Television Group, Inc. 8.375% 10/15/18		300,000	297,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	384,000
Videotron Ltd. 6.875% 1/15/14		76,000	75,810
			7,176,489
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	120,000
Claire's Stores, Inc. 8.875% 3/15/19		155,000	111,600
Michaels Stores, Inc. 7.75% 11/1/18		940,000	869,500
Sonic Automotive, Inc. 9% 3/15/18		760,000	752,400
			1,853,500
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		640,000	627,200
Levi Strauss & Co.:
7.625% 5/15/20		775,000	736,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
8.875% 4/1/16		$ 170,000	$ 174,250
Polymer Group, Inc. 7.75% 2/1/19 (f)		135,000	130,950
			1,668,650
TOTAL CONSUMER DISCRETIONARY			28,496,978
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	103,000
16% 3/27/12 (f)		220,000	197,274
			300,274
Food & Staples Retailing - 0.2%
BFF International Ltd. 7.25% 1/28/20 (f)		300,000	312,750
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		405,000	388,800
Rite Aid Corp.:
8% 8/15/20		625,000	646,875
9.5% 6/15/17		65,000	50,700
9.75% 6/12/16		310,000	327,825
10.25% 10/15/19		160,000	164,800
			1,891,750
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		720,000	676,800
Darling International, Inc. 8.5% 12/15/18		100,000	107,120
Dean Foods Co. 9.75% 12/15/18		635,000	635,000
Gruma SAB de CV 7.75% (Reg. S) (g)		425,000	410,125
Harbinger Group, Inc. 10.625% 11/15/15		230,000	224,250
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		330,000	346,500
MHP SA 10.25% 4/29/15 (f)		390,000	331,500
Michael Foods, Inc. 9.75% 7/15/18		155,000	160,038
Smithfield Foods, Inc. 10% 7/15/14		380,000	425,600
			3,318,133
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	134,825

		Principal Amount (d)	Value
NBTY, Inc. 9% 10/1/18		$ 425,000	$ 437,750
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	310,500
			883,075
TOTAL CONSUMER STAPLES			6,393,232
ENERGY - 5.6%
Energy Equipment & Services - 0.3%
Complete Production Services, Inc. 8% 12/15/16		130,000	130,325
Forbes Energy Services Ltd. 9% 6/15/19 (f)		350,000	318,500
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		560,000	571,200
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	244,800
Oil States International, Inc. 6.5% 6/1/19 (f)		360,000	353,700
Pioneer Drilling Co. 9.875% 3/15/18		275,000	280,500
Precision Drilling Corp. 6.5% 12/15/21 (f)		90,000	89,100
Pride International, Inc. 6.875% 8/15/20		260,000	303,449
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	141,400
			2,432,974
Oil, Gas & Consumable Fuels - 5.3%
Afren PLC 11.5% 2/1/16 (f)		400,000	376,000
Alpha Natural Resources, Inc.:
6% 6/1/19		730,000	667,950
6.25% 6/1/21		420,000	384,300
Arch Coal, Inc. 7.25% 10/1/20		140,000	136,500
ATP Oil & Gas Corp. 11.875% 5/1/15		2,620,000	1,781,600
Berry Petroleum Co.:
8.25% 11/1/16		150,000	150,000
10.25% 6/1/14		145,000	162,400
Brigham Exploration Co. 6.875% 6/1/19		380,000	376,200
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (f)		150,000	144,000
9.375% 5/1/19 (f)		200,000	186,000
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		1,295,000	1,291,763
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	151,125
Chesapeake Energy Corp.:
6.125% 2/15/21		750,000	753,750
6.875% 11/15/20		4,085,000	4,268,825
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (f)		220,000	209,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		$ 460,000	$ 395,600
Concho Resources, Inc.:
6.5% 1/15/22		575,000	572,125
7% 1/15/21		250,000	247,500
8.625% 10/1/17		155,000	162,750
CONSOL Energy, Inc.:
8% 4/1/17		525,000	557,813
8.25% 4/1/20		540,000	572,400
Continental Resources, Inc.:
7.125% 4/1/21		215,000	220,913
8.25% 10/1/19		65,000	69,713
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		200,000	194,000
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	403,650
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	317,240
9.75% 3/1/16		105,000	112,875
Drummond Co., Inc.:
7.375% 2/15/16		600,000	600,000
9% 10/15/14 (f)		1,030,000	1,050,600
DTEK Finance BV 9.5% 4/28/15 (f)		230,000	200,100
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		480,000	465,600
Energy Partners Ltd. 8.25% 2/15/18		585,000	538,200
Energy Transfer Equity LP 7.5% 10/15/20		860,000	883,650
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,082,250
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,124,500
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		305,000	288,225
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	312,000
7% 5/5/20 (f)		360,000	360,000
8.375% 7/2/13 (f)		265,000	275,600
9.125% 7/2/18 (f)		480,000	537,600
11.75% 1/23/15 (f)		380,000	438,900
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		1,640,000	1,627,700
8.625% 4/15/20		1,190,000	1,225,700
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		160,000	164,800
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,045,500

		Principal Amount (d)	Value
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		$ 400,000	$ 416,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		2,310,000	2,067,450
Pacific Rubiales Energy Corp. 8.75% 11/10/16		400,000	432,000
Pan American Energy LLC 7.875% 5/7/21 (f)		330,000	328,350
Peabody Energy Corp. 7.875% 11/1/26		300,000	327,000
Pemex Project Funding Master Trust:
5.75% 3/1/18		485,000	526,710
6.625% 6/15/35		670,000	720,250
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		310,000	335,730
8.375% 12/10/18		315,000	371,700
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,726,031
Petroleos de Venezuela SA:
4.9% 10/28/14		1,515,000	1,030,200
5% 10/28/15		145,000	87,145
5.25% 4/12/17		865,000	486,563
5.375% 4/12/27		2,330,000	1,065,975
5.5% 4/12/37		1,295,000	576,275
8% 11/17/13		380,000	339,530
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (f)		2,715,000	1,778,325
12.75% 2/17/22 (f)		1,840,000	1,343,200
Petroleos Mexicanos:
5.5% 1/21/21		265,000	278,250
5.5% 1/21/21 (f)		190,000	199,500
6% 3/5/20		245,000	267,050
6.5% 6/2/41 (f)		200,000	207,000
6.625% (f)(g)		1,120,000	1,111,600
8% 5/3/19		280,000	342,300
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		229,167	223,438
Petroleum Development Corp. 12% 2/15/18		265,000	283,550
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	716,800
Plains Exploration & Production Co. 10% 3/1/16		645,000	690,150
PT Adaro Indonesia 7.625% 10/22/19 (f)		205,000	199,875
PT Pertamina Persero:
5.25% 5/23/21 (f)		295,000	285,413
6.5% 5/27/41 (f)		215,000	208,550
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	365,150
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	569,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc. 9.5% 4/15/18		$ 290,000	$ 298,700
Southern Star Central Corp. 6.75% 3/1/16		90,000	89,100
Southwestern Energy Co. 7.5% 2/1/18		150,000	168,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		240,000	225,600
11.25% 7/15/17		290,000	319,000
Teekay Corp. 8.5% 1/15/20		295,000	282,463
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	23,455
7.625% 4/1/37		50,000	63,398
8.375% 6/15/32		40,000	52,711
Venoco, Inc.:
8.875% 2/15/19		640,000	553,600
11.5% 10/1/17		410,000	418,200
YPF SA 10% 11/2/28		170,000	187,850
			49,675,679
TOTAL ENERGY			52,108,653
FINANCIALS - 6.5%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	460,000
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	156,209
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	203,000
			819,209
Commercial Banks - 1.4%
African Export-Import Bank 8.75% 11/13/14		195,000	208,650
Akbank T.A.S. 5.125% 7/22/15 (f)		510,000	489,600
Banco Bradesco SA 5.9% 1/16/21 (f)		170,000	164,900
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		300,000	309,000
6.5% 6/10/19 (f)		125,000	138,125
Banco Votorantim SA 5.25% 2/11/16 (f)		200,000	197,000
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	472,500
CIT Group, Inc.:
7% 5/1/14		32,643	33,295
7% 5/1/15		712	705
7% 5/4/15 (f)		184,000	180,320
7% 5/1/16		853	823

		Principal Amount (d)	Value
7% 5/2/16 (f)		$ 37,000	$ 35,058
7% 5/1/17		992	952
7% 5/2/17 (f)		2,165,000	2,045,925
Credit Agricole SA 4.5% 1/29/16	EUR	500,000	711,897
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		400,000	378,000
Development Bank of Philippines 8.375% (g)(k)		620,000	669,600
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		400,000	360,000
European Investment Bank 2.75% 9/15/21	EUR	900,000	1,204,514
Export-Import Bank of India 0.6931% 6/7/12 (k)	JPY	10,000,000	128,333
Export-Import Bank of Korea 5.1% 10/29/13 (f)	INR	15,600,000	316,042
HSBK (Europe) BV:
7.25% 5/3/17 (f)		535,000	492,200
9.25% 10/16/13 (f)		455,000	468,650
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	80,000,000	500,313
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	450,000	602,994
PrivateBank 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		215,000	144,050
RSHB Capital SA:
6% 6/3/21 (f)		200,000	171,000
9% 6/11/14 (f)		115,000	122,475
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		500,000	360,000
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg.S)		200,000	192,000
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (f)(k)		400,000	360,000
6.25% 4/20/21 (f)		400,000	364,000
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		500,000	482,500
US Bank NA 4.375% 2/28/17 (k)	EUR	100,000	123,932
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		990,000	950,400
			13,379,753
Consumer Finance - 1.7%
Ally Financial, Inc.:
3.4784% 2/11/14 (k)		1,530,000	1,392,300
7.5% 9/15/20		1,605,000	1,428,450
8% 3/15/20		3,940,000	3,646,943
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC 12% 5/15/15		$ 1,620,000	$ 1,972,350
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	873,825
8% 11/1/31		490,000	447,803
GMAC LLC:
6.75% 12/1/14		280,000	266,000
8% 11/1/31		6,473,000	5,599,145
			15,626,816
Diversified Financial Services - 3.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		400,000	392,000
Bank of America Corp. 8% (g)(k)		190,000	153,900
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		550,000	467,500
BP Capital Markets PLC:
3.83% 10/6/17	EUR	250,000	344,071
4.325% 12/10/18	GBP	400,000	638,230
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (f)(k)		335,000	261,300
Canada Housing Trust No. 1 1.3293% 9/15/16 (k)	CAD	3,050,000	2,891,143
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		935,000	883,575
7.875% 4/30/18		235,000	239,113
8.125% 4/30/20		565,000	587,600
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		140,000	138,600
City of Buenos Aires 12.5% 4/6/15 (f)		1,060,000	1,060,000
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	100,000	141,996
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	19,081	35,189
8.151% 12/31/30	GBP	30,000	58,708
European Union:
3.25% 4/4/18	EUR	2,300,000	3,246,282
3.375% 5/10/19	EUR	700,000	995,151
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		180,000	162,900
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	113,000
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)		575,000	552,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	358,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,193,506
8% 1/15/18		2,308,000	2,299,345

		Principal Amount (d)	Value
Imperial Tobacco Finance 4.5% 7/5/18	EUR	250,000	$ 342,280
Indo Energy Finance BV 7% 5/7/18 (f)		200,000	170,000
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		270,000	259,200
LBI Escrow Corp. 8% 11/1/17 (f)		521,000	569,193
NCO Group, Inc. 11.875% 11/15/14		120,000	108,600
Offshore Group Investment Ltd.:
11.5% 8/1/15		710,000	727,750
11.5% 8/1/15 (f)		160,000	164,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		345,000	331,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		335,000	305,688
8.25% 2/15/21 (f)		1,955,000	1,573,775
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (f)		365,000	356,788
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	244,800
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (f)		355,000	303,525
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		300,000	297,375
TMK Capital SA 7.75% 1/27/18		200,000	179,500
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,155,225
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (f)		560,000	551,600
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		345,000	319,125
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		200,000	188,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		1,576,831	1,168,016
WM Finance Corp. 11.5% 10/1/18 (f)		1,000,000	885,000
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		725,000	627,125
			28,041,074
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		255,000	260,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (f)		$ 725,000	$ 688,750
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		725,000	692,375
7.5% 2/15/20		385,000	386,925
Senior Housing Properties Trust 8.625% 1/15/12		280,000	284,496
			2,052,546
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		480,000	459,600
Realogy Corp.:
7.875% 2/15/19 (f)		397,000	305,690
12% 4/15/17		139,213	94,665
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		65,000	64,025
			923,980
TOTAL FINANCIALS			61,103,478
HEALTH CARE - 2.9%
Health Care Providers & Services - 2.1%
Apria Healthcare Group, Inc. 11.25% 11/1/14		505,000	482,275
CRC Health Group, Inc. 10.75% 2/1/16		90,000	88,875
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,132,800
6.625% 11/1/20		1,375,000	1,313,125
ExamWorks Group, Inc. 9% 7/15/19 (f)		300,000	279,000
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	370,500
Hanger Orthopedic Group, Inc. 7.125% 11/15/18		1,230,000	1,202,325
HCA Holdings, Inc. 7.75% 5/15/21 (f)		6,160,000	5,728,800
HCA, Inc.:
6.5% 2/15/16		275,000	265,375
6.5% 2/15/20		2,410,000	2,337,700
7.25% 9/15/20		1,935,000	1,944,675
7.5% 2/15/22		1,040,000	954,200
HealthSouth Corp. 8.125% 2/15/20		575,000	543,375
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)		1,210,000	986,150
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	65,250

		Principal Amount (d)	Value
Kindred Escrow Corp. 8.25% 6/1/19 (f)		$ 190,000	$ 143,925
LifePoint Hospitals, Inc. 6.625% 10/1/20		610,000	600,850
ResCare, Inc. 10.75% 1/15/19		240,000	238,200
Rotech Healthcare, Inc.:
10.5% 3/15/18		220,000	177,650
10.75% 10/15/15		345,000	343,275
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		105,000	98,963
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	73,710
UHS Escrow Corp. 7% 10/1/18		85,000	82,025
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	55,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		375,000	332,813
Vanguard Health Systems, Inc. 0% 2/1/16		21,000	13,545
			19,854,381
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	374,000
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		435,000	448,050
Giant Funding Corp. 8.25% 2/1/18 (f)		430,000	424,625
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	4,500
Mylan, Inc.:
6% 11/15/18 (f)		950,000	933,375
7.625% 7/15/17 (f)		315,000	324,450
7.875% 7/15/20 (f)		570,000	592,800
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		2,800,000	2,464,000
6.875% 12/1/18 (f)		1,365,000	1,255,800
7% 10/1/20 (f)		405,000	363,488
			6,811,088
TOTAL HEALTH CARE			27,039,469
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	30,500
12% 11/1/14 pay-in-kind		117,566	102,465
DigitalGlobe, Inc. 10.5% 5/1/14		185,000	204,425
GeoEye, Inc. 9.625% 10/1/15		75,000	83,063
Hexcel Corp. 6.75% 2/1/15		34,000	34,425
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		$ 150,000	$ 138,000
7.125% 3/15/21 (f)		150,000	137,625
			730,503
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		285,000	285,000
Airlines - 0.7%
Air Canada 9.25% 8/1/15 (f)		595,000	556,325
American Airlines, Inc. equipment trust certificate 13% 8/1/16		264,652	276,561
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		380,140	414,353
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		48,652	47,193
3.4522% 6/2/13 (k)		2,532,916	2,368,276
Continental Airlines, Inc. 7.25% 11/10/19		371,248	386,097
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		103,000	105,833
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		555,910	560,080
8.021% 8/10/22		240,210	234,205
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		123,286	122,362
8.028% 11/1/17		45,647	43,821
United Air Lines, Inc.:
9.875% 8/1/13 (f)		154,000	157,465
12% 11/1/13 (f)		270,000	278,100
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		591,412	638,725
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		490,000	465,500
			6,654,896
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (f)		425,000	403,750
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. 10.625% 3/15/15		45,000	48,488
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	142,463
American Reprographics Co. 10.5% 12/15/16		395,000	355,500
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		270,000	241,650
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		100,000	94,000

		Principal Amount (d)	Value
11% 7/15/14		$ 105,000	$ 111,563
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	140,000
Covanta Holding Corp. 7.25% 12/1/20		430,000	429,713
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	188,700
International Lease Finance Corp.:
5.75% 5/15/16		465,000	415,013
6.25% 5/15/19		1,395,000	1,213,859
6.75% 9/1/16 (f)		380,000	377,150
7.125% 9/1/18 (f)		760,000	746,700
8.25% 12/15/20		720,000	691,200
8.625% 9/15/15		655,000	645,175
8.75% 3/15/17		1,525,000	1,517,375
The Geo Group, Inc. 7.75% 10/15/17		220,000	226,600
United Rentals North America, Inc. 8.375% 9/15/20		605,000	567,188
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	294,400
			8,446,737
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7% 4/21/20 (f)		205,000	213,200
7.5% (f)(g)		355,000	344,350
			557,550
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		40,000	40,000
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	448,625
			488,625
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (f)		705,000	722,625
13.5% 12/1/15 pay-in-kind (f)		280,685	291,912
			1,014,537
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		55,000	50,600
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	161,500
Chart Industries, Inc. 9.125% 10/15/15		60,000	61,825
Navistar International Corp. 8.25% 11/1/21		710,000	727,750
Terex Corp. 10.875% 6/1/16		330,000	356,400
Xerium Technologies, Inc. 8.875% 6/15/18 (f)		360,000	300,600
			1,658,675
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	184,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		$ 385,000	$ 323,400
8.875% 11/1/17		875,000	853,125
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)		120,000	105,600
SCF Capital Ltd. 5.375% 10/27/17 (f)		200,000	172,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	91,200
			1,730,125
Professional Services - 0.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (f)		580,000	530,700
Road & Rail - 0.6%
Georgian Railway Ltd. 9.875% 7/22/15		200,000	195,000
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		230,000	230,000
8% 2/1/18		2,500,000	2,700,000
12.5% 4/1/16		855,000	991,800
Swift Services Holdings, Inc. 10% 11/15/18		800,000	772,000
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	326,163
			5,214,963
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		755,000	755,000
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		333,680	340,354
TOTAL INDUSTRIALS			28,811,415
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		555,000	396,825
10.125% 11/1/15 pay-in-kind (k)		370,000	266,400
Brocade Communications Systems, Inc.:
6.625% 1/15/18		620,000	635,500
6.875% 1/15/20		170,000	173,604
Lucent Technologies, Inc.:
6.45% 3/15/29		3,620,000	3,004,600
6.5% 1/15/28		430,000	356,900
ViaSat, Inc. 8.875% 9/15/16		105,000	106,575
			4,940,404

		Principal Amount (d)	Value
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21 (f)		$ 580,000	$ 516,200
7.75% 12/15/18 (f)		795,000	761,213
			1,277,413
Electronic Equipment & Components - 0.2%
Atkore International, Inc. 9.875% 1/1/18 (f)		190,000	171,950
Reddy Ice Corp.:
11.25% 3/15/15		1,875,000	1,710,938
13.25% 11/1/15		130,000	89,050
			1,971,938
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	698,250
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15		275,000	226,875
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	250,200
7.875% 7/15/20		320,000	332,800
SunGard Data Systems, Inc. 7.375% 11/15/18		385,000	359,975
Telcordia Technologies, Inc. 11% 5/1/18 (f)		580,000	722,100
Unisys Corp.:
12.5% 1/15/16		210,000	223,650
12.75% 10/15/14 (f)		17,000	19,210
			2,134,810
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		135,000	134,325
8.125% 12/15/17		270,000	272,700
Freescale Semiconductor, Inc. 10.75% 8/1/20		198,000	198,000
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		2,420,000	2,541,000
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	21,782
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		200,000	192,000
Viasystems, Inc. 12% 1/15/15 (f)		310,000	331,700
			3,691,507
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	25,750
TOTAL INFORMATION TECHNOLOGY			14,740,072
MATERIALS - 2.4%
Chemicals - 0.5%
Braskem America Finance Co. 7.125% 7/22/41 (f)		205,000	190,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Braskem Finance Ltd.:
5.75% 4/15/21 (f)		$ 200,000	$ 183,000
7% 5/7/20 (f)		180,000	180,900
Celanese US Holdings LLC 5.875% 6/15/21		235,000	235,588
Ferro Corp. 7.875% 8/15/18		360,000	360,000
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	870,750
Ineos Finance PLC 9% 5/15/15 (f)		215,000	201,563
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		520,000	475,800
Nalco Co. 6.625% 1/15/19 (f)		555,000	607,725
NOVA Chemicals Corp.:
3.542% 11/15/13 (k)		105,000	100,800
6.5% 1/15/12		375,000	375,000
OMNOVA Solutions, Inc. 7.875% 11/1/18		95,000	76,000
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		294,000	285,180
PolyOne Corp. 7.375% 9/15/20		155,000	160,425
Solutia, Inc.:
7.875% 3/15/20		175,000	182,000
8.75% 11/1/17		85,000	89,250
TPC Group LLC 8.25% 10/1/17 (f)		190,000	186,200
			4,760,831
Containers & Packaging - 0.8%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		410,000	323,900
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		200,000	187,000
9.125% 10/15/20 (f)		560,000	498,400
Ball Corp. 5.75% 5/15/21		3,000,000	2,925,000
Berry Plastics Corp.:
8.25% 11/15/15		385,000	390,775
9.75% 1/15/21		858,000	746,460
Berry Plastics Holding Corp. 4.2221% 9/15/14 (k)		45,000	38,700
BWAY Holding Co. 10% 6/15/18		205,000	217,300
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		205,897	191,092
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		460,000	461,150
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,197,900
7.5% 12/15/96		160,000	121,600
			7,299,277

		Principal Amount (d)	Value
Metals & Mining - 0.9%
Aleris International, Inc.:
6% 6/1/20 (f)		$ 1,759	$ 1,759
9% 12/15/14 pay-in-kind (c)(k)		150,000	750
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		325,000	333,125
7.75% 11/3/20 (f)		200,000	186,000
Aperam:
7.375% 4/1/16 (f)		150,000	124,500
7.75% 4/1/18 (f)		150,000	121,500
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		190,000	186,200
Calcipar SA 6.875% 5/1/18 (f)		200,000	175,500
Edgen Murray Corp. 12.25% 1/15/15		675,000	594,000
Evraz Group SA:
8.25% 11/10/15 (f)		370,000	355,200
9.5% 4/24/18 (Reg. S)		285,000	276,450
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		635,000	568,325
6.875% 2/1/18 (f)		1,365,000	1,214,850
7% 11/1/15 (f)		790,000	738,650
McJunkin Red Man Corp. 9.5% 12/15/16		740,000	680,800
Metinvest BV 10.25% 5/20/15 (f)		360,000	324,000
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		380,000	304,000
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	84,000
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	291,000
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	30
Severstal Columbus LLC 10.25% 2/15/18		555,000	566,100
Southern Copper Corp. 6.75% 4/16/40		320,000	311,683
SunCoke Energy, Inc. 7.625% 8/1/19 (f)		125,000	115,625
Vedanta Resources PLC:
6.75% 6/7/16 (f)		530,000	424,000
8.25% 6/7/21 (f)		200,000	157,000
Votorantim Cimentos SA 7.25% 4/5/41 (f)		200,000	189,000
			8,324,047
Paper & Forest Products - 0.2%
ABI Escrow Corp. 10.25% 10/15/18 (f)		1,264,000	1,330,360
Clearwater Paper Corp. 7.125% 11/1/18		105,000	103,425
Georgia-Pacific LLC 5.4% 11/1/20 (f)		560,000	566,272
Glatfelter 7.125% 5/1/16		40,000	40,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.:
6.504% 5/1/12 (c)(k)		$ 90,000	$ 9,900
11.375% 12/31/14 (c)		345,000	256,163
Sino-Forest Corp. 6.25% 10/21/17 (f)		335,000	77,050
Solo Cup Co. 8.5% 2/15/14		135,000	118,125
			2,501,495
TOTAL MATERIALS			22,885,650
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.0%
Alestra SA de RL de CV 11.75% 8/11/14		650,000	708,500
Citizens Communications Co.:
7.875% 1/15/27		280,000	242,200
9% 8/15/31		220,000	187,550
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		25,000	21,188
Frontier Communications Corp.:
8.25% 4/15/17		870,000	841,725
8.5% 4/15/20		1,595,000	1,531,200
8.75% 4/15/22		1,090,000	1,081,825
Global Crossing Ltd. 12% 9/15/15		1,920,000	2,176,800
Sprint Capital Corp.:
6.875% 11/15/28		5,962,000	4,426,785
6.9% 5/1/19		1,190,000	1,023,400
8.75% 3/15/32		10,985,000	9,543,219
Telemar Norte Leste SA 5.5% 10/23/20 (f)		140,000	133,700
U.S. West Communications:
6.875% 9/15/33		200,000	189,000
7.25% 9/15/25		35,000	33,775
7.25% 10/15/35		70,000	67,200
7.5% 6/15/23		30,000	28,650
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		960,000	819,600
11.75% 7/15/17 (f)		4,944,000	4,326,000
			27,382,317
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		295,000	248,538
Cricket Communications, Inc.:
7.75% 10/15/20		785,000	682,950
7.75% 10/15/20 (f)		2,879,000	2,475,940
Digicel Group Ltd.:
8.25% 9/1/17 (f)		990,000	930,600
8.875% 1/15/15 (f)		2,315,000	2,199,250

		Principal Amount (d)	Value
9.125% 1/15/15 pay-in-kind (f)(k)		$ 1,297,000	$ 1,238,635
10.5% 4/15/18 (f)		2,495,000	2,457,575
12% 4/1/14 (f)		1,145,000	1,248,050
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)		1,000,000	920,000
7.5% 4/1/21 (f)		1,885,000	1,743,625
8.5% 11/1/19		325,000	323,375
9.5% 6/15/16		1,215,000	1,248,413
MTS International Funding Ltd. 8.625% 6/22/20 (f)		610,000	606,950
NII Capital Corp.:
7.625% 4/1/21		905,000	905,000
10% 8/15/16		765,000	843,413
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	966,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		630,000	630,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		1,820,000	1,456,000
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		350,000	320,250
7.748% 2/2/21 (f)		1,385,000	1,163,400
			22,607,964
TOTAL TELECOMMUNICATION SERVICES			49,990,281
UTILITIES - 2.2%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	225,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		150,000	125,250
InterGen NV 9% 6/30/17 (f)		1,255,000	1,276,963
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		175,000	190,750
7.75% 1/20/20 (f)		265,000	294,150
8% 8/7/19 (f)		265,000	296,800
National Power Corp. 6.875% 11/2/16 (f)		200,000	222,000
			2,630,913
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		155,000	158,100
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	205,565
8% 3/1/32		350,000	452,284
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	212,625
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		745,000	659,325
			1,687,899
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.7%
Calpine Corp.:
7.875% 7/31/20 (f)		$ 745,000	$ 718,925
7.875% 1/15/23 (f)		2,345,000	2,262,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		900,000	877,500
Energy Future Holdings Corp. 10% 1/15/20		2,720,000	2,611,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		4,377,000	4,223,805
11% 10/1/21 (f)		2,486,000	2,287,120
NRG Energy, Inc.:
7.625% 5/15/19 (f)		655,000	589,500
7.875% 5/15/21 (f)		655,000	589,500
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		335,000	384,413
7.39% 12/2/24 (f)		280,000	322,700
TXU Corp.:
6.5% 11/15/24		1,070,000	406,600
6.55% 11/15/34		1,625,000	601,250
			15,875,438
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		200,000	199,000
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	268,970
			467,970
TOTAL UTILITIES			20,662,220
TOTAL NONCONVERTIBLE BONDS			312,231,448
TOTAL CORPORATE BONDS (Cost $334,234,041)			321,979,883
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 12/28/12		930,000	933,754
0.5% 8/9/13		1,476,000	1,477,776
0.625% 10/30/14		379,000	378,234
1.125% 6/27/14		136,000	138,051

		Principal Amount (d)	Value
Federal Home Loan Bank:
0.5% 8/28/13		$ 1,005,000	$ 1,006,759
0.875% 8/22/12		495,000	497,605
0.875% 12/27/13		50,000	50,446
Freddie Mac:
0.375% 11/30/12		227,000	227,859
1% 7/30/14		467,000	472,536
1% 8/27/14		408,000	412,666
Tennessee Valley Authority:
3.875% 2/15/21		500,000	563,772
5.25% 9/15/39		400,000	518,185
5.375% 4/1/56		1,200,000	1,646,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			8,323,905
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		1,547,430	1,982,197
U.S. Treasury Obligations - 18.8%
U.S. Treasury Bonds:
3.75% 8/15/41		2,125,000	2,483,594
4.375% 2/15/38		675,000	864,844
4.375% 5/15/41		12,781,000	16,563,409
4.75% 2/15/37		450,000	606,515
5.25% 2/15/29		2,381,000	3,260,853
6.125% 8/15/29		700,000	1,052,407
6.25% 8/15/23 (j)		4,224,000	6,032,400
7.5% 11/15/16		655,000	869,103
7.5% 11/15/24		780,000	1,243,125
7.875% 2/15/21		200,000	305,562
8% 11/15/21		870,000	1,360,871
U.S. Treasury Notes:
0.125% 8/31/13		6,600,000	6,584,530
0.25% 9/15/14		5,834,000	5,808,039
0.375% 6/30/13		7,500,000	7,517,550
0.375% 7/31/13		3,280,000	3,287,560
0.5% 8/15/14		4,306,000	4,319,133
0.625% 7/15/14		10,041,000	10,106,869
0.75% 6/15/14		1,404,000	1,418,150
1% 9/30/16		10,128,000	10,151,700
1.25% 10/31/15		3,260,000	3,331,058
1.5% 7/31/16		10,047,000	10,324,096
1.5% 8/31/18		20,607,000	20,732,531
1.75% 7/31/15		4,750,000	4,952,255
1.875% 8/31/17		3,300,000	3,430,970
1.875% 9/30/17		1,900,000	1,974,368
2.125% 11/30/14		3,932,000	4,136,279
2.125% 5/31/15		1,958,000	2,067,061
2.125% 8/15/21		3,700,000	3,771,706
2.375% 8/31/14		12,800,000	13,523,994
2.375% 9/30/14		942,000	996,680
2.375% 10/31/14		4,724,000	5,003,009
2.5% 4/30/15		3,089,000	3,300,646
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 1,035,000	$ 1,099,688
2.75% 11/30/16		1,500,000	1,633,242
3% 2/28/17		1,500,000	1,653,750
3.125% 10/31/16		1,340,000	1,483,108
3.125% 1/31/17		1,636,000	1,813,532
3.125% 5/15/19		1,232,000	1,374,162
3.625% 8/15/19		1,109,000	1,278,123
4.25% 11/15/17		1,975,000	2,331,272
4.5% 5/15/17		1,172,000	1,390,651
TOTAL U.S. TREASURY OBLIGATIONS			175,438,395
Other Government Related - 2.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (h)		200,000	202,169
3.125% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,185
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (h)		1,350,000	1,362,841
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		4,000,000	4,063,192
1.875% 11/15/12 (FDIC Guaranteed) (h)		525,000	534,000
2% 3/30/12 (FDIC Guaranteed) (h)		250,000	252,052
2.125% 7/12/12 (FDIC Guaranteed) (h)		172,000	174,534
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		1,693,000	1,721,676
2.125% 12/21/12 (FDIC Guaranteed) (h)		1,000,000	1,021,823
2.625% 12/28/12 (FDIC Guaranteed) (h)		384,000	394,870
3% 12/9/11 (FDIC Guaranteed) (h)		310,000	311,651
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		1,360,000	1,381,219
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,191
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		530,000	537,074
3.125% 12/1/11 (FDIC Guaranteed) (h)		50,000	50,232
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5555% 12/7/20 (NCUA Guaranteed) (k)		423,292	424,151

		Principal Amount (d)	Value
Series 2011-R1 Class 1A, 0.6744% 1/8/20 (NCUA Guaranteed) (k)		$ 645,042	$ 645,848
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (k)		451,969	452,181
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	334,963
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,053,031
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,591,449
TOTAL OTHER GOVERNMENT RELATED			19,527,332
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $195,175,174)			205,271,829
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae Mortgage pass-thru certificates - 0.9%
2.033% 9/1/33 (k)		42,640	44,180
2.05% 11/1/35 (k)		40,437	41,739
2.297% 11/1/33 (k)		7,409	7,633
2.303% 6/1/36 (k)		3,233	3,371
2.39% 1/1/35 (k)		22,546	23,428
2.412% 10/1/35 (k)		5,158	5,347
2.504% 11/1/36 (k)		6,101	6,437
2.509% 2/1/36 (k)		9,053	9,488
2.527% 6/1/47 (k)		11,630	12,251
2.528% 7/1/35 (k)		42,389	44,612
2.536% 3/1/33 (k)		12,347	12,934
2.561% 2/1/37 (k)		47,475	49,997
2.587% 5/1/35 (k)		70,111	74,063
2.606% 5/1/36 (k)		6,012	6,246
2.635% 4/1/36 (k)		35,255	37,253
2.702% 9/1/36 (k)		10,369	10,751
2.937% 8/1/35 (k)		61,762	65,525
3.341% 1/1/40 (k)		1,244,887	1,289,815
3.5% 2/1/41		464,437	477,949
3.693% 5/1/40 (k)		229,720	238,870
3.792% 6/1/40 (k)		241,493	251,440
4% 9/1/13		7,820	8,248
4.5% 10/1/41 (i)		5,000,000	5,305,158
5.5% 10/1/20 to 4/1/21		717,073	777,754
5.963% 3/1/37 (k)		6,365	6,836
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae Mortgage pass-thru certificates - continued
6% 6/1/16 to 10/1/16		$ 10,335	$ 11,065
6.5% 4/1/12 to 7/1/26		34,513	37,543
TOTAL FANNIE MAE MORTGAGE PASS-THRU CERTIFICATES			8,859,933
Freddie Mac - 0.4%
1.901% 3/1/35 (k)		13,925	14,300
2.046% 5/1/37 (k)		8,454	8,810
2.075% 3/1/37 (k)		3,095	3,204
2.238% 1/1/36 (k)		6,335	6,577
2.285% 6/1/33 (k)		25,787	26,757
2.35% 7/1/35 (k)		28,164	29,666
2.415% 7/1/36 (k)		358,050	375,582
2.436% 6/1/37 (k)		23,779	24,921
2.448% 10/1/35 (k)		26,842	28,084
2.474% 12/1/33 (k)		55,756	58,655
2.5% 5/1/37 (k)		6,210	6,417
2.508% 12/1/36 (k)		89,977	94,121
2.508% 5/1/37 (k)		84,276	89,720
2.51% 5/1/37 (k)		47,021	49,357
2.557% 10/1/36 (k)		32,037	33,505
2.557% 4/1/37 (k)		10,103	10,631
2.615% 9/1/35 (k)		4,885	5,132
2.751% 1/1/35 (k)		69,226	72,520
2.795% 7/1/36 (k)		11,091	11,697
2.798% 7/1/35 (k)		18,077	19,018
2.93% 2/1/37 (k)		5,414	5,592
3.064% 4/1/35 (k)		60,727	63,718
3.165% 1/1/37 (k)		27,409	28,475
3.249% 10/1/35 (k)		4,401	4,699
4.5% 8/1/33		19,129	20,416
5.138% 4/1/35 (k)		2,593	2,740
5.5% 2/1/19 to 11/1/21		1,861,236	2,018,737
5.847% 6/1/37 (k)		3,325	3,473
5.947% 6/1/37 (k)		5,696	5,929
6.4% 8/1/37 (k)		13,904	14,671
6.5% 12/1/14 to 3/1/22		147,175	160,601
7.22% 4/1/37 (k)		476	502
TOTAL FREDDIE MAC			3,298,227
Ginnie Mae - 0.5%
3.5% 10/1/41 (i)		1,000,000	1,044,875
4% 9/15/25		90,416	97,043
4.751% 12/20/60 (p)		511,039	558,566

		Principal Amount (d)	Value
5.492% 4/20/60 (p)		$ 745,276	$ 833,669
5.5% 2/20/60 (p)		1,596,071	1,758,345
TOTAL GINNIE MAE			4,292,498
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,161,023)			16,450,658
Collateralized Mortgage Obligations - 3.9%

U.S. Government Agency - 3.9%
Fannie Mae:
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		300,000	327,142
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		440,000	489,592
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	372,923
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	566,708
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		960,558	169,626
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		553,886	51,551
Fannie Mae Guaranteed Mortgage pass-thru certificates floater:
Series 2011-83 Class FB, 0.687% 9/25/41 (k)		1,223,369	1,221,866
Series 2011-89 Class FP, 0.51% 3/25/39 (k)		1,600,034	1,597,927
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7184% 9/25/23 (k)		163,591	164,213
Series 2010-86 Class FE, 0.6684% 8/25/25 (k)		246,178	247,131
Series 2011-104 Class FK, 0.6% 3/25/39 (k)		930,000	930,000
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		4,281	4,621
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,896
Series 2003-70 Class BJ, 5% 7/25/33		45,000	50,685
Series 2004-80 Class LD, 4% 1/25/19		83,078	86,227
Series 2004-81 Class KD, 4.5% 7/25/18		195,000	202,499
Series 2005-52 Class PB, 6.5% 12/25/34		50,617	54,402
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		$ 16,663	$ 18,104
Series 2004-95 Class AN, 5.5% 1/25/25		55,251	59,002
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	44,214
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	372,327
Series 2006-72 Class CY, 6% 8/25/26		145,000	166,506
Series 2008-27 Class KB, 4.5% 4/25/23		190,000	211,242
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		144,975	13,186
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		271,583	23,584
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		491,507	84,984
Federal National Mortgage Association Guaranteed pass-thru certificates:
floater Series 2011-63 Class FL, 0.6184% 7/25/41 (k)		1,668,121	1,672,179
Series 2011-67 Class AI, 4% 7/25/26 (m)		241,356	25,357
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.579% 5/15/38 (k)		1,421,603	1,422,272
planned amortization class:
Series 3856 Class KF, 0.679% 5/15/41 (k)		1,038,643	1,038,016
Series 3867, 0.579% 4/15/40 (k)		1,808,360	1,812,905
Freddie Mac:
floater 0.529% 7/15/36 (k)		1,391,297	1,387,573
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		10,142	11,233
Series 2115 Class PE, 6% 1/15/14		1,650	1,714
Series 3737 Class GB, 4.5% 4/15/39		650,000	726,117
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.729% 6/15/18 (k)		3,129	3,159
Series 3346 Class FA, 0.459% 2/15/19 (k)		773,864	775,006

		Principal Amount (d)	Value
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		$ 17,576	$ 18,844
Series 2381 Class OG, 5.5% 11/15/16		11,597	12,398
Series 2425 Class JH, 6% 3/15/17		22,009	23,865
Series 2628 Class OE, 4.5% 6/15/18		95,000	103,058
Series 2672 Class MG, 5% 9/15/23		310,000	351,725
Series 2684 Class FP, 0.729% 1/15/33 (k)		890,000	894,875
Series 2695 Class DG, 4% 10/15/18		220,000	235,305
Series 2831 Class PB, 5% 7/15/19		200,000	216,933
Series 2866 Class XE, 4% 12/15/18		210,957	219,562
Series 2996 Class MK, 5.5% 6/15/35		21,663	24,172
Series 3147 Class PF, 0.529% 4/15/36 (k)		365,433	363,653
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		26,597	29,277
Series 2570 Class CU, 4.5% 7/15/17		2,402	2,442
Series 2572 Class HK, 4% 2/15/17		444	443
Series 2645, Class BY, 4.5% 7/15/18		210,000	232,483
Series 2668 Class AZ, 4% 9/15/18		867,129	920,686
Series 2887 Class EB, 4.5% 11/15/19		420,000	461,314
Series 2930 Class KT, 4.5% 2/15/20		290,000	320,886
Series 2987 Class HE, 4.5% 6/15/20		380,000	407,828
Series 3277 Class B, 4% 2/15/22		300,000	326,982
Series 3372 Class BD, 4.5% 10/15/22		790,000	874,832
Series 3578, Class B, 4.5% 9/15/24		340,000	375,492
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,092,101
Series 2863 Class DB, 4% 9/15/14		3,810	3,831
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5508% 7/20/60 (k)(p)		668,099	657,008
Series 2010-H18 Class AF, 0.4851% 9/20/60 (k)(p)		701,367	691,723
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H19 Class FG, 0.5008% 8/20/60 (k)(p)		$ 854,472	$ 839,006
Series 2010-H27 Series FA, 0.5808% 12/20/60 (k)(p)		223,090	219,788
Series 2011-H03 Class FA, 0.7008% 1/20/61 (k)(p)		777,187	771,747
Series 2011-H05 Class FA, 0.7008% 12/20/60 (k)(p)		492,732	489,283
Series 2011-H07 Class FA, 0.7305% 2/20/61 (k)(p)		699,214	694,404
Series 2011-H12 Class FA, 0.7205% 2/20/61 (k)(p)		1,080,339	1,072,906
Series 2011-H13 Class FA, 0.7008% 4/20/61 (k)(p)		447,457	444,459
Series 2011-H14:
Class FB, 0.7008% 5/20/61 (k)(p)		496,585	493,849
Class FC, 0.7008% 5/20/61 (k)(p)		508,881	506,112
Series 2011-H17 Class FA, 0.7308% 6/20/61 (k)(p)		638,364	635,172
planned amortization:
Series 2011-61 Class OP, 5/20/40 (n)		484,302	405,207
Series 2011-79, 6/20/40 (n)		883,359	727,828
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	513,605
Series 2004-79 Class FA, 0.5305% 1/20/31 (k)		44,356	44,376
Series 2010-42 Class OP, 4/20/40 (n)		1,127,718	941,688
Series 2011-71:
Class ZB, 5.5% 8/20/34		943,249	1,106,610
Class ZC, 5.5% 7/16/34		1,075,355	1,263,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,950,476)			36,523,389
Commercial Mortgage Securities - 0.0%

London & Regional Debt Securitisation No. 1 PLC Class A, 1.0372% 10/15/14 (k)	GBP	50,000	71,749
REC Plantation Place Ltd. Series 5 Class A, 1.0628% 7/25/16 (Reg. S) (k)	GBP	48,137	71,080
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $160,157)			142,829
Foreign Government and Government Agency Obligations - 21.6%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 1,258,001	$ 855,440
0.438% 8/3/12 (k)		792,500	746,847
2.5% 12/31/38 (e)		880,000	297,000
7% 9/12/13		2,520,000	2,407,930
7% 10/3/15		3,185,000	2,653,459
Bahamian Republic 6.95% 11/20/29 (f)		340,000	367,200
Bahrain Kingdom 5.5% 3/31/20		240,000	228,000
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (f)		375,000	410,625
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,090,000	784,800
8.95% 1/26/18		500,000	353,750
Belgian Kingdom 2.75% 3/28/16	EUR	1,100,000	1,466,411
Bermuda Government 5.603% 7/20/20 (f)		185,000	200,263
Brazilian Federative Republic:
6% 1/17/17		390,000	445,575
7.125% 1/20/37		525,000	670,688
8.25% 1/20/34		250,000	351,875
8.75% 2/4/25		235,000	333,230
10.125% 5/15/27		695,000	1,094,625
12.25% 3/6/30		390,000	709,800
Canadian Government:
2% 6/1/16	CAD	10,100,000	9,921,470
3.25% 6/1/21	CAD	5,800,000	6,063,913
5% 6/1/37	CAD	1,900,000	2,534,578
Colombian Republic:
4.375% 7/12/21		405,000	413,100
7.375% 1/27/17		285,000	339,863
7.375% 3/18/19		200,000	246,500
7.375% 9/18/37		505,000	656,500
10.375% 1/28/33		565,000	889,875
11.75% 2/25/20		245,000	376,075
Congo Republic 3% 6/30/29 (e)		603,250	392,113
Croatia Republic:
6.375% 3/24/21 (f)		500,000	452,500
6.625% 7/14/20 (f)		620,000	579,700
6.75% 11/5/19 (f)		355,000	340,850
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		430,000	414,950
6.25% 7/27/21 (f)		410,000	393,600
7.4% 1/22/15 (f)		515,000	533,025
Dominican Republic:
1.2156% 8/30/24 (k)		495,000	423,225
7.5% 5/6/21 (f)		490,000	478,975
9.04% 1/23/18 (f)		216,409	235,886
Dutch Government 3.25% 7/15/21	EUR	1,850,000	2,684,629
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic:
7.375% 12/1/19 (f)		$ 180,000	$ 191,700
7.625% 2/1/41 (f)		175,000	168,000
7.65% 6/15/35 (Reg. S)		240,000	232,800
7.75% 1/24/23 (Reg. S)		225,000	238,500
8.25% 4/10/32 (Reg. S)		90,000	94,950
European Union 2.75% 9/21/21	EUR	250,000	333,291
French Republic:
OAT 4.5% 4/25/41	EUR	950,000	1,523,668
3.25% 10/25/21	EUR	2,800,000	3,959,270
4% 4/25/18	EUR	7,300,000	10,916,061
4% 4/25/55	EUR	500,000	741,914
Gabonese Republic 8.2% 12/12/17 (f)		330,000	361,350
Georgia Republic 6.875% 4/12/21 (f)		430,000	412,800
German Federal Republic:
1.25% 10/14/16	EUR	5,420,000	7,265,710
3.25% 7/4/21	EUR	3,080,000	4,627,799
3.25% 7/4/42	EUR	1,450,000	2,188,754
Ghana Republic:
8.5% 10/4/17 (f)		235,000	246,750
14.25% 7/29/13	GHS	280,000	176,583
14.99% 3/11/13	GHS	1,270,000	809,356
15.65% 6/3/13	GHS	175,000	112,725
Hungarian Republic:
6.25% 1/29/20		320,000	310,400
6.375% 3/29/21		775,000	747,875
7.625% 3/29/41		382,000	370,063
Indonesian Republic:
4.875% 5/5/21 (f)		400,000	404,000
5.875% 3/13/20 (f)		530,000	572,400
6.625% 2/17/37 (f)		425,000	477,063
6.875% 1/17/18 (f)		450,000	505,125
7.75% 1/17/38 (f)		610,000	765,550
8.5% 10/12/35 (Reg. S)		500,000	675,000
11.625% 3/4/19 (f)		675,000	960,188
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,125,000	911,250
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		1,278,000	1,625,107
5.5% 12/4/23		1,500,000	1,904,531
Italian Republic:
3.75% 8/1/16	EUR	2,400,000	3,065,677
4.25% 7/1/14	EUR	4,800,000	6,373,161
4.25% 3/1/20	EUR	3,200,000	3,939,098
5% 3/1/22	EUR	3,645,000	4,600,812
5% 9/1/40	EUR	2,340,000	2,570,181
Japan Government:
0.2% 7/15/12	JPY	40,000,000	518,964

		Principal Amount (d)	Value
0.3% 12/15/11	JPY	398,000,000	$ 5,162,270
1.1% 6/20/20	JPY	553,500,000	7,328,691
1.8% 6/20/18	JPY	285,000,000	3,993,004
1.9% 9/20/30	JPY	290,000,000	3,869,421
2% 9/20/40	JPY	41,000,000	541,296
Jordanian Kingdom 3.875% 11/12/15		200,000	185,250
Lebanese Republic:
4% 12/31/17		1,092,000	1,067,430
5.15% 11/12/18		150,000	148,320
Lithuanian Republic:
5.125% 9/14/17 (f)		140,000	138,250
6.125% 3/9/21 (f)		185,000	185,000
6.75% 1/15/15 (f)		210,000	220,500
7.375% 2/11/20 (f)		400,000	433,000
Peruvian Republic:
3% 3/7/27 (e)		135,000	117,450
5.625% 11/18/50		355,000	353,225
7.35% 7/21/25		320,000	396,800
8.75% 11/21/33		735,000	1,040,025
Philippine Republic:
5.5% 3/30/26		200,000	208,750
6.375% 1/15/32		170,000	192,746
6.375% 10/23/34		410,000	469,450
6.5% 1/20/20		250,000	289,375
7.5% 9/25/24		100,000	120,500
7.75% 1/14/31		145,000	186,151
9.5% 2/2/30		630,000	921,375
9.875% 1/15/19		245,000	328,300
10.625% 3/16/25		480,000	724,800
Polish Government:
3.875% 7/16/15		185,000	185,925
5.125% 4/21/21		315,000	314,213
6.375% 7/15/19		375,000	412,500
Provincia de Cordoba 12.375% 8/17/17 (f)		515,000	442,900
Provincia de Neuquen Argentina 7.875% 4/26/21 (f)		200,000	190,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,192,500
Republic of Nigeria 6.75% 1/28/21 (f)		355,000	343,463
Republic of Senegal 8.75% 5/13/21 (f)		235,000	225,600
Republic of Serbia:
6.75% 11/1/24 (f)		2,376,000	2,185,920
7.25% 9/28/21 (f)		355,000	337,250
Russian Federation:
3.625% 4/29/15 (f)		600,000	590,280
5% 4/29/20 (f)		400,000	394,000
7.5% 3/31/30 (Reg. S)		5,139,425	5,776,714
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 240,000	$ 324,600
12.75% 6/24/28 (Reg. S)		985,000	1,642,980
Turkish Republic:
0% 2/20/13	TRY	905,000	435,080
5.625% 3/30/21		365,000	375,950
6% 1/14/41		200,000	189,500
6.75% 4/3/18		630,000	694,575
6.75% 5/30/40		555,000	581,363
6.875% 3/17/36		1,165,000	1,240,725
7% 9/26/16		590,000	656,375
7.25% 3/15/15		380,000	420,280
7.25% 3/5/38		775,000	863,195
7.375% 2/5/25		1,150,000	1,313,875
7.5% 7/14/17		725,000	828,313
7.5% 11/7/19		475,000	549,243
11.875% 1/15/30		520,000	851,500
UK Treasury GILT:
2% 1/22/16	GBP	2,845,000	4,578,290
3.75% 9/7/20	GBP	4,925,000	8,600,508
4.25% 12/7/40	GBP	4,120,000	7,241,651
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		655,000	602,600
Ukraine Government:
6.25% 6/17/16 (f)		705,000	630,975
6.385% 6/26/12 (f)		445,000	432,763
6.75% 11/14/17 (f)		485,000	431,650
6.875% 9/23/15 (f)		390,000	360,750
7.65% 6/11/13 (f)		635,000	612,775
7.75% 9/23/20 (f)		340,000	305,150
7.95% 2/23/21 (f)		400,000	362,000
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	189,050
United Mexican States:
5.125% 1/15/20		560,000	607,600
5.625% 1/15/17		720,000	801,000
5.75% 10/12/10		504,000	498,960
5.95% 3/19/19		398,000	451,730
6.05% 1/11/40		1,238,000	1,408,844
6.75% 9/27/34		775,000	951,313
7.5% 4/8/33		235,000	310,788
8.3% 8/15/31		250,000	356,250
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		425,001	535,501
8% 11/18/22		553,878	689,578
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		2,986	81,369
6% 12/9/20		465,000	256,913
7% 3/31/38		460,000	241,500
7.75% 10/13/19 (Reg. S)		700,000	446,250
8.5% 10/8/14		445,000	389,375

		Principal Amount (d)	Value
9% 5/7/23 (Reg. S)		$ 1,835,000	$ 1,151,463
9.25% 9/15/27		1,250,000	787,500
9.25% 5/7/28 (Reg. S)		885,000	546,488
9.375% 1/13/34		665,000	413,963
10.75% 9/19/13		475,000	465,500
11.95% 8/5/31 (Reg. S)		885,000	652,245
12.75% 8/23/22		2,110,000	1,677,450
13.625% 8/15/18		496,000	476,160
Vietnamese Socialist Republic:
1.3258% 3/12/16 (k)		238,696	202,891
4% 3/12/28 (e)		1,150,000	931,500
6.75% 1/29/20 (f)		290,000	272,600
6.875% 1/15/16 (f)		780,000	764,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $200,526,226)			201,544,762
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	2,065	33,143
Remy International, Inc.	4,130	66,287
		99,430
Automobiles - 0.0%
General Motors Co.	289	5,832
General Motors Co.:
warrants 7/10/16 (a)	10,002	116,423
warrants 7/10/19 (a)	10,002	79,316
		201,571
Media - 0.1%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc. (a)(r)	170,789	256,184
HMH Holdings, Inc. warrants 3/9/17 (a)(r)	40,350	2,018
RDA Holding Co. warrants 2/19/14 (a)(r)	510	0
		259,045
TOTAL CONSUMER DISCRETIONARY		560,046
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Penhall Acquisition Co.:
Class A	321	25,680
Class B (a)	107	8,560
		34,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	$ 575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,150	8,625
Building Products - 0.0%
Nortek, Inc. (a)	16,991	373,802
Nortek, Inc. warrants 12/7/14 (a)	524	1,067
		374,869
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (f)	31,897	506,713
TOTAL INDUSTRIALS		890,782
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (r)	2,669	17,936
Spansion, Inc. Class A (a)	1,072	13,100
		31,036
MATERIALS - 0.2%
Chemicals - 0.2%
Chemtura Corp. (a)	7,820	78,435
Georgia Gulf Corp. (a)	21,226	293,556
LyondellBasell Industries NV Class A	46,159	1,127,664
Tronox, Inc. (a)	1,636	127,608
Tronox, Inc.	448	31,450
		1,658,713
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	303	14,750
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	2,037	109,998
Rathgibson Acquisition Co. LLC Class A (a)(r)	11,562	184,992
		294,990
TOTAL MATERIALS		1,968,453
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,317
TOTAL COMMON STOCKS (Cost $6,097,979)		3,487,874
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	26,900	$ 943,652
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	265,989
TOTAL CONSUMER DISCRETIONARY		1,209,641
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	1,000	47,438
TOTAL CONVERTIBLE PREFERRED STOCKS		1,257,079
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.1%
GMAC LLC 7.00% (f)	1,572	943,200
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	53,768	981,266
TOTAL FINANCIALS		1,924,466
TOTAL PREFERRED STOCKS (Cost $3,903,838)		3,181,545
Floating Rate Loans - 3.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7438% 7/24/14 (k)	$ 395,216	366,562
Tranche DD, term loan 2.74% 7/24/14 (k)	40,708	37,756
		404,318
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	15,000	12,750
Leisure Equipment & Products - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	135,000	133,651
Tranche B 1LN, term loan 4.755% 6/7/18 (k)	415,140	398,535
		532,186
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.24% 3/6/14 (k)	$ 24,799	$ 24,489
Univision Communications, Inc. term loan 4.4889% 3/31/17 (k)	797,035	667,517
		692,006
Specialty Retail - 0.1%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	660,500	630,778
Michaels Stores, Inc. Tranche B1, term loan 2.5517% 10/31/13 (k)	532,677	510,038
		1,140,816
TOTAL CONSUMER DISCRETIONARY		2,782,076
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/24/18 (k)	960,000	928,800
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (k)	210,000	206,850
U.S. Foodservice term loan 5.75% 3/31/17 (k)	746,250	688,416
		1,824,066
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.7375% 11/19/17 (k)	438,900	422,441
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	213,925	207,507
TOTAL CONSUMER STAPLES		2,454,014
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	962,303	939,497
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	330,446	325,489
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	179,100	167,011
		492,500

	Principal Amount (d)	Value
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (k)	$ 30,377	$ 27,187
Credit-Linked Deposit 4.4411% 10/10/16 (k)	74,651	61,214
term loan 4.5217% 10/10/16 (k)	905,018	742,115
Tranche B, term loan 3.2717% 10/10/13 (k)	267,162	239,110
Tranche DD, term loan 3.2717% 10/10/13 (k)	78,466	70,619
		1,140,245
TOTAL FINANCIALS		1,632,745
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.74% 10/20/15 (k)	211,750	208,574
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	532,325	503,713
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,897,738	2,716,629
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	219,450	214,512
		3,643,428
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	148,875	144,781
Airlines - 0.2%
Northwest Airlines Corp. Tranche A, term loan 2.12% 12/31/18 (k)	741,412	682,099
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	771,771	729,324
US Airways Group, Inc. term loan 2.7388% 3/23/14 (k)	862,915	729,163
		2,140,586
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	438,900	425,733
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	1,406,391	1,244,656
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	99,750	96,758
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.4988% 12/3/14 (k)	$ 929,534	$ 876,085
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	761,576	744,440
		1,620,525
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	213,949	205,391
Transportation Infrastructure - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (k)	88,104	87,664
Tranche D, term loan 5/13/14 (q)	88,104	87,664
		175,328
TOTAL INDUSTRIALS		6,053,758
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	84,575	82,884
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (k)	264,338	252,442
Flextronics International Ltd.:
Tranche B A1, term loan 2.4889% 10/1/14 (k)	56,216	54,108
Tranche B A2, term loan 2.4889% 10/1/14 (k)	134,007	128,982
Tranche B A3, term loan 2.4715% 10/1/14 (k)	156,342	150,479
Tranche B-A, term loan 2.4726% 10/1/14 (k)	195,631	188,295
Tranche B-B, term loan 2.4175% 10/1/12 (k)	190,155	187,303
		961,609
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.4715% 12/1/16 (k)	1,813,297	1,650,100
NXP BV term loan 4.5% 3/4/17 (k)	522,375	487,115
Spansion, Inc. term loan 4.75% 2/9/15 (k)	512,285	496,917
		2,634,132

	Principal Amount (d)	Value
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.1186% 6/11/14 (k)	$ 621,185	$ 583,914
Tranche 2LN, term loan 6.1186% 6/11/15 (k)	125,000	116,406
		700,320
TOTAL INFORMATION TECHNOLOGY		4,378,945
MATERIALS - 0.1%
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	702,150	693,373
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. Tranche C, term loan 2.2294% 4/3/15 (k)	593,707	543,242
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	134,663	129,613
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/49 (k)	19,555	19,457
Tranche DD, term loan 6.7163% 9/30/49 (k)(q)	6,780	6,747
		26,204
TOTAL MATERIALS		1,392,432
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Asurion LLC term loan 9% 5/24/19 (k)	765,000	722,925
Digicel International Finance Ltd. term loan 2.875% 3/30/12 (k)	400,192	397,191
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (k)	495,000	463,444
Tranche B, term loan 5.25% 4/2/18 (k)	636,163	607,535
		2,191,095
UTILITIES - 0.6%
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7496% 10/10/17 (k)	7,724,235	5,136,616
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	$ 189,050	$ 184,097
TOTAL UTILITIES		5,320,713
TOTAL FLOATING RATE LOANS (Cost $32,282,847)		30,788,703
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	449,732	426,684
Goldman Sachs 1.25% 12/14/19 (k)	648,519	615,282
1.25% 12/14/19 (k)	161,309	153,042
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,115,153)		1,195,008
Fixed-Income Funds - 1.9%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $14,543,183)	180,363	17,192,201
Preferred Securities - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,075,000	1,117,890
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	135,000	139,050
Diversified Financial Services - 0.0%
Bank of America Corp. 8.125% (g)(k)	280,000	235,393
TOTAL FINANCIALS		374,443
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	720,000	667,108
TOTAL PREFERRED SECURITIES (Cost $2,136,619)		2,159,441
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	$ 1
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 0.12% (b) (Cost $94,508,347)	94,508,347	94,508,347
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $936,795,064)		934,426,470
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,526,177)
NET ASSETS - 100%		$ 931,900,293
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
89 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 19,598,078	$ (26,961)

The face value of futures purchased as a percentage of net assets is 2.1%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,000,618 or 15.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,025,709 or 1.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,984.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $91,687 and $91,229, respectively. The coupon rate will be determined at time of settlement.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $571,128 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,699,304
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 11,701
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 38,357
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 61,360
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,387
Fidelity Floating Rate Central Fund	682,744
Total	$ 745,131
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 23,496,730	$ -	$ 5,603,685	$ 17,192,201	0.6%
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,769,687	$ 1,244,653	$ 522,173	$ 2,861
Financials	2,006,144	981,266	990,638	34,240
Industrials	890,782	382,427	1,067	507,288
Information Technology	31,036	31,036	-	-
Materials	1,968,453	1,642,013	141,448	184,992
Utilities	3,317	3,317	-	-
Corporate Bonds	321,979,883	-	321,890,522	89,361
U.S. Government and Government Agency Obligations	205,271,829	-	205,271,829	-
U.S. Government Agency - Mortgage Securities	16,450,658	-	16,450,658	-
Collateralized Mortgage Obligations	36,523,389	-	36,523,389	-
Commercial Mortgage Securities	142,829	-	142,829	-
Foreign Government and Government Agency Obligations	201,544,762	-	201,427,312	117,450
Floating Rate Loans	30,788,703	-	30,788,703	-
Sovereign Loan Participations	1,195,008	-	1,195,008	-
Fixed-Income Funds	17,192,201	17,192,201	-	-
Preferred Securities	2,159,441	-	2,159,441	-
Other	1	-	-	1
Money Market Funds	94,508,347	94,508,347	-	-
Total Investments in Securities:	$ 934,426,470	$ 115,985,260	$ 817,505,017	$ 936,193
Derivative Instruments:
Liabilities
Futures Contracts	$ (26,961)	$ (26,961)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 665,619
Total Realized Gain (Loss)	(52,820)
Total Unrealized Gain (Loss)	35,884
Cost of Purchases	506,713
Proceeds of Sales	(1,167,508)
Amortization/Accretion	167
Transfers in to Level 3	948,138
Transfers out of Level 3	-
Ending Balance	$ 936,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (73,474)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $933,207,949. Net unrealized appreciation aggregated $1,218,521, of which $35,776,492 related to appreciated investment securities and $34,557,971 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011